UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: June 1, 2023 to November 30, 2023

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

November 30, 2023

Classes A, I, R and R6

■	Voya Target In-Retirement Fund	■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2025 Fund	■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2030 Fund	■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2035 Fund	■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2040 Fund	■	Voya Target Retirement 2065 Fund

Effective January 24, 2023, the U.S. Securities and Exchange Commission adopted rule and form amendments to require mutual funds to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information deemed important for investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

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Sign up now for on-line prospectuses, fund reports, and proxy statements.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from June 1, 2023 to November 30, 2023. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	June 1,	November 30,	Expense	November 30,	June 1,	November 30,	Expense	November 30,
	2023	2023	Ratio*	2023**	2023	2023	Ratio*	2023**

Voya Target In-Retirement Fund
Class A	$1,000.00	$1,025.90	0.43%	$2.18	$1,000.00	$1,022.85	0.43%	$2.17
Class I	1,000.00	1,027.80	0.08	0.41	1,000.00	1,024.60	0.08	0.40
Class R	1,000.00	1,025.90	0.68	3.44	1,000.00	1,021.60	0.68	3.44
Class R6	1,000.00	1,027.80	0.07	0.35	1,000.00	1,024.65	0.07	0.35
....2
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$1,039.60	0.37%	$1.89	$1,000.00	$1,023.15	0.37%	$1.87
Class I	1,000.00	1,041.10	0.17	0.87	1,000.00	1,024.15	0.17	0.86
Class R	1,000.00	1,038.80	0.62	3.16	1,000.00	1,021.90	0.62	3.13
Class R6	1,000.00	1,041.10	0.08	0.41	1,000.00	1,024.60	0.08	0.40
....3
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$1,048.80	0.38%	$1.95	$1,000.00	$1,023.10	0.38%	$1.92
Class I	1,000.00	1,049.30	0.13	0.67	1,000.00	1,024.35	0.13	0.66
Class R	1,000.00	1,047.30	0.63	3.22	1,000.00	1,021.85	0.63	3.18
Class R6	1,000.00	1,050.20	0.09	0.46	1,000.00	1,024.55	0.09	0.46

1

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning	Ending		Expenses Paid	Beginning	Ending		Expenses Paid
	Account	Account		During the	Account	Account		During the
	Value	Value	Annualized	Period Ended	Value	Value	Annualized	Period Ended
	June 1,	November 30,	Expense	November 30,	June 1,	November 30,	Expense	November 30,
	2023	2023	Ratio*	2023**	2023	2023	Ratio*	2023**

Voya Target Retirement 2035 Fund
Class A	$1,000.00	$1,057.80	0.39%	$2.01	$1,000.00	$1,023.05	0.39%	$1.97
Class I	1,000.00	1,059.00	0.09	0.46	1,000.00	1,024.55	0.09	0.46
Class R	1,000.00	1,055.40	0.64	3.29	1,000.00	1,021.80	0.64	3.23
Class R6	1,000.00	1,059.10	0.08	0.41	1,000.00	1,024.60	0.08	0.40
...
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$1,065.30	0.43%	$2.22	$1,000.00	$1,022.85	0.43%	$2.17
Class I	1,000.00	1,067.30	0.14	0.72	1,000.00	1,024.30	0.14	0.71
Class R	1,000.00	1,064.10	0.68	3.51	1,000.00	1,021.60	0.68	3.44
Class R6	1,000.00	1,067.30	0.10	0.52	1,000.00	1,024.50	0.10	0.51
...
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$1,070.20	0.47%	$2.43	$1,000.00	$1,022.65	0.47%	$2.38
Class I	1,000.00	1,072.20	0.11	0.57	1,000.00	1,024.45	0.11	0.56
Class R	1,000.00	1,068.80	0.72	3.72	1,000.00	1,021.40	0.72	3.64
Class R6	1,000.00	1,072.20	0.11	0.57	1,000.00	1,024.45	0.11	0.56
...
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$1,072.00	0.46%	$2.38	$1,000.00	$1,022.70	0.46%	$2.33
Class I	1,000.00	1,073.90	0.14	0.73	1,000.00	1,024.30	0.14	0.71
Class R	1,000.00	1,070.60	0.71	3.68	1,000.00	1,021.45	0.71	3.59
Class R6	1,000.00	1,073.90	0.11	0.57	1,000.00	1,024.45	0.11	0.56
...
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$1,071.90	0.51%	$2.64	$1,000.00	$1,022.45	0.51%	$2.58
Class I	1,000.00	1,074.80	0.16	0.83	1,000.00	1,024.20	0.16	0.81
Class R	1,000.00	1,070.90	0.76	3.93	1,000.00	1,021.20	0.76	3.84
Class R6	1,000.00	1,074.80	0.11	0.57	1,000.00	1,024.45	0.11	0.56
...
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$1,072.60	0.50%	$2.59	$1,000.00	$1,022.50	0.50%	$2.53
Class I	1,000.00	1,074.10	0.10	0.52	1,000.00	1,024.50	0.10	0.51
Class R	1,000.00	1,071.20	0.75	3.88	1,000.00	1,021.25	0.75	3.79
Class R6	1,000.00	1,074.90	0.10	0.52	1,000.00	1,024.50	0.10	0.51
...
Voya Target Retirement 2065 Fund
Class A	$1,000.00	$1,074.40	0.37%	$1.92	$1,000.00	$1,023.15	0.37%	$1.87
Class I	1,000.00	1,075.20	0.12	0.62	1,000.00	1,024.40	0.12	0.61
Class R	1,000.00	1,072.60	0.62	3.21	1,000.00	1,021.90	0.62	3.13
Class R6	1,000.00	1,075.20	0.10	0.52	1,000.00	1,024.50	0.10	0.51

*	The annualized expense ratios do not include expenses of the underlying funds.

**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

2

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2025	Retirement 2030	Retirement 2035
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$15,912,558	$26,267,985	$29,339,425	$30,691,291
Investments in unaffiliated underlying funds at fair value**	38,029,255	65,220,048	88,036,075	97,545,110
Cash	28,678	193,970	736,299	1,083,979
Receivables:
Investments in affiliated underlying funds sold	–	–	–	42,621
Investments in unaffiliated underlying funds sold	–	–	–	41,777
Fund shares sold	23,462	16,968	74,513	3,958
Interest	205	219	318	360
Reimbursement due from Investment Adviser	8,143	10,220	13,954	18,322
Other assets	457	515	535	533
Total assets	54,002,758	91,709,925	118,201,119	129,427,951

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	11,919	6,081	42,596	–
Payable for investments in unaffiliated underlying funds purchased	3,666	154,571	713,158	1,023,384
Payable for fund shares redeemed	7,862	7,372	397	88,333
Payable for unified fees	8,159	13,042	17,040	18,563
Payable for distribution and shareholder service fees	1,585	2,970	4,127	3,848
Payable to trustees under the deferred compensation plan (Note 6)	457	515	535	533
Other accrued expenses and liabilities	5,979	2,773	455	4,029
Total liabilities	39,627	187,324	778,308	1,138,690
NET ASSETS	$53,963,131	$91,522,601	$117,422,811	$128,289,261

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$59,084,392	$96,786,538	$123,267,975	$132,949,153
Total distributable loss	(5,121,261)	(5,263,937)	(5,845,164)	(4,659,892)
NET ASSETS	$53,963,131	$91,522,601	$117,422,811	$128,289,261

* Cost of investments in affiliated underlying funds	$16,061,158	$26,561,192	$29,380,957	$30,734,995
** Cost of investments in unaffiliated underlying funds	$37,500,989	$62,816,337	$83,528,116	$92,397,864

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited) (continued)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2025	Retirement 2030	Retirement 2035
	Fund	Fund	Fund	Fund
Class A
Net assets	$5,235,437	$12,235,422	$17,826,799	$16,055,491
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	527,623	1,082,375	1,507,278	1,350,404
Net asset value and redemption price per share†	$9.92	$11.30	$11.83	$11.89
Maximum offering price per share (5.75%)(1)	$10.53	$11.99	$12.55	$12.62

Class I
Net assets	$5,973,562	$6,884,543	$11,466,768	$12,720,408
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	597,975	603,539	960,980	1,057,661
Net asset value and redemption price per share	$9.99	$11.41	$11.93	$12.03

Class R
Net assets	$112,148	$2,383,275	$1,145,199	$1,270,476
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,341	211,690	97,631	107,533
Net asset value and redemption price per share	$9.89	$11.26	$11.73	$11.81

Class R6
Net assets	$42,641,984	$70,019,361	$86,984,045	$98,242,886
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,268,154	6,142,324	7,293,927	8,188,562
Net asset value and redemption price per share	$9.99	$11.40	$11.93	$12.00

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055
	Fund	Fund	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$20,204,196	$17,194,898	$12,143,621	$11,087,509
Investments in unaffiliated underlying funds at fair value**	76,038,061	90,186,368	63,537,311	56,333,678
Cash	148,475	240,132	36,801	32,993
Receivables:
Fund shares sold	41,681	45,731	28,952	16,385
Interest	188	194	152	184
Reimbursement due from Investment Adviser	12,147	11,876	8,280	5,603
Other assets	398	423	302	247
Total assets	96,445,146	107,679,622	75,755,419	67,476,599

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	17,887	17,713	10,387	5,801
Payable for investments in unaffiliated underlying funds purchased	125,208	215,162	18,080	10,099
Payable for fund shares redeemed	604	866	480	480
Payable for unified fees	13,965	15,438	10,887	9,628
Payable for distribution and shareholder service fees	3,296	2,515	2,380	1,904
Payable to trustees under the deferred compensation
plan (Note 6)	398	423	302	247
Other accrued expenses and liabilities	9,211	7,925	4,194	2,738
Total liabilities	170,569	260,042	46,710	30,897
NET ASSETS	$96,274,577	$107,419,580	$75,708,709	$67,445,702

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$99,302,981	$109,071,662	$77,284,696	$67,755,623
Total distributable loss	(3,028,404)	(1,652,082)	(1,575,987)	(309,921)
NET ASSETS	$96,274,577	$107,419,580	$75,708,709	$67,445,702

* Cost of investments in affiliated underlying funds	$20,204,678	$17,151,339	$12,085,031	$11,007,407
** Cost of investments in unaffiliated underlying funds	$71,126,008	$84,368,938	$59,003,675	$52,240,102

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2023 (Unaudited)(continued)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055
	Fund	Fund	Fund	Fund
Class A
Net assets	$13,544,200	$11,372,162	$8,584,422	$8,313,990
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,065,049	899,032	677,867	671,436
Net asset value and redemption price per share†	$12.72	$12.65	$12.66	$12.38
Maximum offering price per share (5.75%)(1)	$13.50	$13.42	$13.43	$13.14

Class I
Net assets	$10,013,795	$10,947,446	$8,253,808	$9,489,012
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	779,796	856,714	645,504	758,515
Net asset value and redemption price per share	$12.84	$12.78	$12.79	$12.51

Class R
Net assets	$1,210,982	$300,459	$1,592,363	$521,172
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	95,990	23,890	126,589	42,610
Net asset value and redemption price per share	$12.62	$12.58	$12.58	$12.23

Class R6
Net assets	$71,505,600	$84,799,513	$57,278,116	$49,121,528
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,567,825	6,633,771	4,479,166	3,926,691
Net asset value and redemption price per share	$12.84	$12.78	$12.79	$12.51

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2023 (UNAUDITED)

	Voya Target	Voya Target
	Retirement 2060	Retirement 2065
	Fund	Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$6,752,314	$1,909,206
Investments in unaffiliated underlying funds at fair value**	30,808,640	9,296,776
Cash	18,513	5,605
Receivables:
Investments in affiliated underlying funds sold	13,259	–
Investments in unaffiliated underlying funds sold	23,067	–
Fund shares sold	9,942	5,620
Interest	87	24
Reimbursement due from Investment Adviser	2,278	1,361
Other assets	149	29
Total assets	37,628,249	11,218,621
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	–	1,994
Payable for investments in unaffiliated underlying funds purchased	–	3,625
Payable for fund shares redeemed	46,262	–
Payable for unified fees	5,368	1,585
Payable for distribution and shareholder service fees	1,497	325
Payable to trustees under the deferred compensation plan (Note 6)	149	29
Other accrued expenses and liabilities	2,565	28
Total liabilities	55,841	7,586
NET ASSETS	$37,572,408	$11,211,035
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$37,890,113	$11,071,488
Total distributable earnings (loss)	(317,705)	139,547
NET ASSETS	$37,572,408	$11,211,035
* Cost of investments in affiliated underlying funds	$6,657,908	$1,858,209
** Cost of investments in unaffiliated underlying funds	$28,304,963	$8,546,266

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2023 (UNAUDITED)(CONTINUED)

	Voya Target	Voya Target
	Retirement 2060	Retirement 2065
	Fund	Fund
Class A
Net assets	$6,644,396	$1,524,453
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	576,905	148,590
Net asset value and redemption price per share†	$11.52	$10.26
Maximum offering price per share (5.75%)(1)	$12.22	$10.89
Class I
Net assets	$1,595,399	$145,996
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	137,528	14,193
Net asset value and redemption price per share	$11.60	$10.29
Class R
Net assets	$397,903	$59,855
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	34,772	5,873
Net asset value and redemption price per share	$11.44	$10.19
Class R6
Net assets	$28,934,710	$9,480,731
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	2,490,237	921,386
Net asset value and redemption price per share	$11.62	$10.29

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2023 (UNAUDITED)

	Voya Target	Voya Target	Voya Target	Voya Target
	In-Retirement	Retirement 2025	Retirement 2030	Retirement 2035
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$331,741	$434,566	$410,364	$359,035
Dividends from unaffiliated underlying funds	496,027	601,401	714,754	616,390
Interest	3,070	4,687	6,735	6,742
Other	218	344	441	443
Total investment income	831,056	1,040,998	1,132,294	982,610
EXPENSES:
Unified fees	49,710	79,577	103,592	109,183
Distribution and shareholder service fees:
Class A	11,809	19,783	26,453	22,335
Class R	81	1,229	548	2,773
Transfer agent fees:
Class A	5,904	2,928	4,338	5,361
Class I	1,436	2,600	2,048	534
Class R	21	91	45	333
Trustee fees and expenses	691	1,105	1,439	1,517
Miscellaneous expense	1,232	1,898	2,297	2,174
Interest expense	143	—	—	—
Total expenses	71,027	109,211	140,760	144,210
Waived and reimbursed fees	(34,820)	(48,152)	(56,577)	(65,205)
Net expenses	36,207	61,059	84,183	79,005
Net investment income	794,849	979,939	1,048,111	903,605
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(274,079)	(180,672)	(221,387)	(154,003)
Sale of unaffiliated underlying funds	181,574	(175,459)	(213,340)	(217,255)
Capital gain distributions from unaffiliated underlying funds	359	720	1,518	1,523
Net realized loss	(92,146)	(355,411)	(433,209)	(369,735)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(40,593)	(141,066)	60,214	34,067
Unaffiliated underlying funds	779,941	2,879,086	4,524,725	5,780,982
Net change in unrealized appreciation (depreciation)	739,348	2,738,020	4,584,939	5,815,049
Net realized and unrealized gain	647,202	2,382,609	4,151,730	5,445,314
Increase in net assets resulting from operations	$1,442,051	$3,362,548	$5,199,841	$6,348,919

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2023 (UNAUDITED)

	Voya Target	Voya Target	Voya Target	Voya Target
	Retirement 2040	Retirement 2045	Retirement 2050	Retirement 2055
	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$190,037	$107,753	$61,150	$49,926
Dividends from unaffiliated underlying funds	454,945	491,868	279,296	221,507
Interest	4,221	4,511	3,318	2,877
Other	348	361	260	213
Total investment income	649,551	604,493	344,024	274,523
EXPENSES:
Unified fees	84,335	90,097	64,569	55,090
Distribution and shareholder service fees:
Class A	21,300	16,413	13,591	11,261
Class R	1,857	630	2,026	1,123
Transfer agent fees:
Class A	6,726	7,222	5,708	8,108
Class I	1,610	3,432	3,044	2,133
Class R	291	139	425	404
Trustee fees and expenses	1,105	1,439	1,516	1,105
Miscellaneous expense	1,829	1,819	1,139	875
Interest expense	135	—	—	—
Total expenses	119,188	121,191	92,018	80,099
Waived and reimbursed fees	(41,245)	(42,353)	(30,507)	(25,508)
Net expenses	77,943	78,838	61,511	54,591
Net investment income	571,608	525,655	282,513	219,932
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(7,208)	19,026	17,652	(33,317)
Sale of unaffiliated underlying funds	(265,165)	(222,143)	(131,822)	102,082
Capital gain distributions from unaffiliated underlying funds	1,240	1,290	922	769
Net realized gain (loss)	(271,133)	(201,827)	(113,248)	69,534
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	45,262	99,442	100,827	121,470
Unaffiliated underlying funds	5,222,399	5,971,608	4,376,123	3,613,247
Net change in unrealized appreciation (depreciation)	5,267,661	6,071,050	4,476,950	3,734,717
Net realized and unrealized gain	4,996,528	5,869,223	4,363,702	3,804,251
Increase in net assets resulting from operations	$5,568,136	$6,394,878	$4,646,215	$4,024,183

See Accompanying Notes to Financial Statements

10

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED NOVEMBER 30, 2023 (UNAUDITED)

	Voya Target	Voya Target
	Retirement 2060	Retirement 2065
	Fund	Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$22,539	$6,127
Dividends from unaffiliated underlying funds	125,087	37,655
Interest	1,380	273
Other	124	38
Total investment income	149,130	44,093
EXPENSES:
Unified fees	30,494	8,028
Distribution and shareholder service fees:
Class A	8,556	1,833
Class R	568	132
Transfer agent fees:
Class A	7,187	147
Class I	375	13
Class R	238	6
Trustee fees and expenses	1,439	1,516
Miscellaneous expense	166	85
Total expenses	49,023	11,760
Waived and reimbursed fees	(17,616)	(4,596)
Net expenses	31,407	7,164
Net investment income	117,723	36,929
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(15,830)	(18,756)
Sale of unaffiliated underlying funds	51,569	(128,649)
Capital gain distributions from unaffiliated underlying funds	444	137
Net realized gain (loss)	36,183	(147,268)
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	103,093	51,977
Unaffiliated underlying funds	2,044,923	773,614
Net change in unrealized appreciation (depreciation)	2,148,016	825,591
Net realized and unrealized gain	2,184,199	678,323
Increase in net assets resulting from operations	$2,301,922	$715,252

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	In-Retirement Fund		Retirement 2025 Fund
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$794,849	$1,208,616	$979,939	$1,649,191
Net realized loss	(92,146)	(5,624,163)	(355,411)	(7,009,824)
Net change in unrealized appreciation (depreciation)	739,348	3,818,459	2,738,020	4,856,550
Increase (decrease) in net assets resulting from operations	1,442,051	(597,088)	3,362,548	(504,083)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(247,109)	—	(507,947)
Class I	—	(53,209)	—	(16,660)
Class R	—	(638)	—	(16,916)
Class R6	—	(1,274,785)	—	(2,518,638)
Total distributions	—	(1,575,741)	—	(3,060,161)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,990,709	17,384,540	20,229,187	29,550,067
Reinvestment of distributions	—	1,575,741	—	3,060,161
	11,990,709	18,960,281	20,229,187	32,610,228
Cost of shares redeemed	(9,739,678)	(10,988,902)	(11,807,690)	(14,347,867)
Net increase in net assets resulting from capital share transactions	2,251,031	7,971,379	8,421,497	18,262,361
Net increase in net assets	3,693,082	5,798,550	11,784,045	14,698,117
NET ASSETS:
Beginning of year or period	50,270,049	44,471,499	79,738,556	65,040,439
End of year or period	$53,963,131	$50,270,049	$91,522,601	$79,738,556

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2030 Fund		Retirement 2035 Fund
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$1,048,111	$1,984,307	$903,605	$1,813,980
Net realized loss	(433,209)	(9,444,857)	(369,735)	(8,386,570)
Net change in unrealized appreciation (depreciation)	4,584,939	7,218,675	5,815,049	6,233,800
Increase (decrease) in net assets resulting from operations	5,199,841	(241,875)	6,348,919	338,790
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(612,806)	—	(610,106)
Class I	—	(48,980)	—	(58,635)
Class R	—	(9,321)	—	49,893
Class R6	—	(3,788,217)	—	(4,114,183)
Total distributions	—	(4,459,324)	—	(4,832,817)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	24,672,087	41,839,386	32,093,010	39,438,946
Reinvestment of distributions	—	4,459,324	—	4,832,817
	24,672,087	46,298,710	32,093,010	44,271,763
Cost of shares redeemed	(13,264,937)	(20,282,412)	(8,778,467)	(19,862,511)
Net increase in net assets resulting from capital share transactions	11,407,150	26,016,298	23,314,543	24,409,252
Net increase in net assets	16,606,991	21,315,099	29,663,462	19,237,645
NET ASSETS:
Beginning of year or period	100,815,820	79,500,721	98,625,799	79,388,154
End of year or period	$117,422,811	$100,815,820	$128,289,261	$98,625,799

See Accompanying Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2040 Fund		Retirement 2045 Fund
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$571,608	$1,321,062	$525,655	$1,329,968
Net realized loss	(271,133)	(6,422,721)	(201,827)	(6,250,185)
Net change in unrealized appreciation (depreciation)	5,267,661	5,216,341	6,071,050	5,129,189
Increase in net assets resulting from operations	5,568,136	114,682	6,394,878	208,972
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(640,720)	—	(413,561)
Class I	—	(19,404)	—	(15,340)
Class R	—	(32,750)	—	(9,309)
Class R6	—	(3,055,402)	—	(3,381,087)
Total distributions	—	(3,748,276)	—	(3,819,297)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	23,030,624	30,971,218	28,054,286	34,343,393
Reinvestment of distributions	—	3,748,276	—	3,819,297
	23,030,624	34,719,494	28,054,286	38,162,690
Cost of shares redeemed	(11,145,014)	(15,173,823)	(8,022,812)	(17,876,818)
Net increase in net assets resulting from capital share transactions	11,885,610	19,545,671	20,031,474	20,285,872
Net increase in net assets	17,453,746	15,912,077	26,426,352	16,675,547
NET ASSETS:
Beginning of year or period	78,820,831	62,908,754	80,993,228	64,317,681
End of year or period	$96,274,577	$78,820,831	$107,419,580	$80,993,228

See Accompanying Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2050 Fund		Retirement 2055 Fund
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$282,513	$916,136	$219,932	$742,798
Net realized gain (loss)	(113,248)	(4,970,546)	69,534	(3,843,581)
Net change in unrealized appreciation (depreciation)	4,476,950	4,358,596	3,734,717	3,500,357
Increase in net assets resulting from operations	4,646,215	304,186	4,024,183	399,574
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(418,231)	—	(251,556)
Class I	—	(23,953)	—	(19,176)
Class R	—	(37,328)	—	(17,300)
Class R6	—	(2,438,477)	—	(1,846,727)
Total distributions	—	(2,917,989)	—	(2,134,759)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,143,655	25,124,030	20,546,963	23,333,617
Reinvestment of distributions	—	2,917,989	—	2,134,759
	19,143,655	28,042,019	20,546,963	25,468,376
Cost of shares redeemed	(6,888,813)	(13,492,660)	(4,899,261)	(11,400,820)
Net increase in net assets resulting from capital share transactions	12,254,842	14,549,359	15,647,702	14,067,556
Net increase in net assets	16,901,057	11,935,556	19,671,885	12,332,371
NET ASSETS:
Beginning of year or period	58,807,652	46,872,096	47,773,817	35,441,446
End of year or period	$75,708,709	$58,807,652	$67,445,702	$47,773,817

See Accompanying Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target		Voya Target
	Retirement 2060 Fund		Retirement 2065 Fund
	Six Months		Six Months
	Ended		Ended
	November 30,	Year Ended	November 30,	Year Ended
	2023	May 31,	2023	May 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$117,723	$423,048	$36,929	$127,077
Net realized gain (loss)	36,183	(2,482,443)	(147,268)	(490,987)
Net change in unrealized appreciation (depreciation)	2,148,016	2,289,764	825,591	429,763
Increase in net assets resulting from operations	2,301,922	230,369	715,252	65,853
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	(297,329)	—	(58,125)
Class I	—	(3,569)	—	(3,410)
Class R	—	(10,999)	—	(1,519)
Class R6	—	(1,262,281)	—	(296,895)
Total distributions	—	(1,574,178)	—	(359,949)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	9,851,777	14,906,758	2,132,554	3,569,683
Reinvestment of distributions	—	1,574,178	—	359,949
	9,851,777	16,480,936	2,132,554	3,929,632
Cost of shares redeemed	(3,292,989)	(7,446,887)	(578,513)	(1,127,399)
Net increase in net assets resulting from capital share transactions	6,558,788	9,034,049	1,554,041	2,802,233
Net increase in net assets	8,860,710	7,690,240	2,269,293	2,508,137
NET ASSETS:
Beginning of year or period	28,711,698	21,021,458	8,941,742	6,433,605
End of year or period	$37,572,408	$28,711,698	$11,211,035	$8,941,742

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target In-Retirement Fund
Class A
11-30-23+	9.67	0.13•	0.12	0.25	—	—	—	—	—	9.92	2.59	0.56	0.43	0.43	2.66	5,235	39
05-31-23	10.16	0.22•	(0.42)	(0.20)	0.18	0.11	—	0.29	—	9.67	(1.88)	0.59	0.50	0.50	2.30	9,946	126
05-31-22	12.04	0.20•	(0.97)	(0.77)	0.20	0.91	—	1.11	—	10.16	(7.35)	0.55	0.55	0.55	1.72	8,933	60
05-31-21	10.87	0.20•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
05-31-20	10.86	0.25•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
05-31-19	10.88	0.25	0.07	0.32	0.20	0.14	—	0.34	—	10.86	3.09	0.73	0.73	0.73	2.19	1,684	156
Class I
11-30-23+	9.72	0.13•	0.14	0.27	—	—	—	—	—	9.99	2.78	0.26	0.08	0.08	2.70	5,974	39
05-31-23	10.22	0.26•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.56)	0.20	0.16	0.16	2.67	1,525	126
05-31-22	12.09	0.24•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.94)	0.20	0.20	0.20	2.07	1,666	60
05-31-21	10.92	0.24•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
05-31-20	10.90	0.28	0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
05-31-19	10.91	0.27•	0.08	0.35	0.22	0.14	—	0.36	—	10.90	3.44	0.44	0.44	0.44	2.47	80	156
Class R
11-30-23+	9.64	0.10•	0.15	0.25	—	—	—	—	—	9.89	2.59	0.81	0.68	0.68	2.07	112	39
05-31-23	10.12	0.20•	(0.43)	(0.23)	0.14	0.11	—	0.25	—	9.64	(2.25)	0.84	0.75	0.75	2.04	27	126
05-31-22	12.01	0.18•	(0.98)	(0.80)	0.18	0.91	—	1.09	—	10.12	(7.62)	0.80	0.80	0.80	1.57	16	60
05-31-21	10.86	0.17•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
05-31-20	10.84	0.23	0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
06-01-18(5)-
05-31-19	10.90	0.21•	0.06	0.27	0.19	0.14	—	0.33	—	10.84	2.68	0.98	0.98	0.98	1.92	3	156
Class R6
11-30-23+	9.72	0.14•	0.13	0.27	—	—	—	—	—	9.99	2.78	0.19	0.07	0.07	2.95	42,642	39
05-31-23	10.22	0.26•	(0.43)	(0.17)	0.22	0.11	—	0.33	—	9.72	(1.55)	0.19	0.15	0.15	2.66	38,771	126
05-31-22	12.09	0.24•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.93)	0.19	0.19	0.19	2.06	33,856	60
05-31-21	10.92	0.24•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
05-31-20	10.90	0.29•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
05-31-19	10.90	0.24•	0.13	0.37	0.23	0.14	—	0.37	—	10.90	3.55	0.43	0.43	0.43	2.25	9,005	156
Voya Target Retirement 2025 Fund
Class A
11-30-23+	10.87	0.11•	0.32	0.43	—	—	—	—	—	11.30	3.96	0.48	0.37	0.37	2.04	12,235	25
05-31-23	11.54	0.23•	(0.45)	(0.22)	0.19	0.26	—	0.45	—	10.87	(1.72)	0.48	0.44	0.44	2.16	16,224	116
05-31-22	14.20	0.23•	(1.07)	(0.84)	0.26	1.56	—	1.82	—	11.54	(7.42)	0.48	0.48	0.48	1.70	12,510	63
05-31-21	11.94	0.20•	2.71	2.91	0.31	0.34	—	0.65	—	14.20	24.65	0.67	0.67	0.67	1.53	12,443	97
05-31-20	11.76	0.25•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
05-31-19	12.02	0.21•	(0.08)	0.13	0.19	0.20	—	0.39	—	11.76	1.30	0.71	0.71	0.71	1.81	4,067	96
Class I
11-30-23+	10.96	0.11•	0.34	0.45	—	—	—	—	—	11.41	4.11	0.29	0.17	0.17	1.95	6,885	25
05-31-23	11.64	0.27•	(0.47)	(0.20)	0.22	0.26	—	0.48	—	10.96	(1.51)	0.31	0.23	0.23	2.45	482	116
05-31-22	14.28	0.19•	(1.02)	(0.83)	0.25	1.56	—	1.81	—	11.64	(7.29)	0.28	0.37	0.37	1.32	73	63
05-31-21	12.00	0.23•	2.72	2.95	0.33	0.34	—	0.67	—	14.28	24.91	0.67	0.45	0.45	1.74	61	97
05-31-20	11.81	0.30•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
05-31-19	12.06	0.22	(0.05)	0.17	0.22	0.20	—	0.42	—	11.81	1.60	0.47	0.47	0.47	1.97	106	96
Class R
11-30-23+	10.84	0.09•	0.33	0.42	—	—	—	—	—	11.26	3.88	0.73	0.62	0.62	1.69	2,383	25
05-31-23	11.51	0.21•	(0.46)	(0.25)	0.16	0.26	—	0.42	—	10.84	(2.01)	0.73	0.69	0.69	1.95	456	116
05-31-22	14.14	0.19•	(1.05)	(0.86)	0.21	1.56	—	1.77	—	11.51	(7.57)	0.73	0.73	0.73	1.42	482	63
05-31-21	11.90	0.17•	2.69	2.86	0.28	0.34	—	0.62	—	14.14	24.27	0.92	0.92	0.92	1.29	697	97
05-31-20	11.72	0.22•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93

See Accompanying Notes to Financial Statements

17

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2025 Fund (continued)
Class R (continued)
06-01-18(5)-
05-31-19	12.08	0.19•	(0.14)	0.05	0.21	0.20	—	0.41	—	11.72	0.59	0.96	0.96	0.96	1.64	351	96
Class R6
11-30-23+	10.95	0.13•	0.32	0.45	—	—	—	—	—	11.40	4.11	0.19	0.08	0.08	2.28	70,019	25
05-31-23	11.62	0.27•	(0.46)	(0.19)	0.22	0.26	—	0.48	—	10.95	(1.41)	0.18	0.15	0.15	2.44	62,576	116
05-31-22	14.28	0.26•	(1.06)	(0.80)	0.30	1.56	—	1.86	—	11.62	(7.12)	0.19	0.19	0.19	1.94	51,976	63
05-31-21	12.00	0.24•	2.72	2.96	0.34	0.34	—	0.68	—	14.28	24.99	0.38	0.38	0.38	1.81	33,017	97
05-31-20	11.80	0.27	0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93
05-31-19	12.05	0.23•	(0.06)	0.17	0.22	0.20	—	0.42	—	11.80	1.64	0.41	0.41	0.41	1.98	19,178	96
Voya Target Retirement 2030 Fund
Class A
11-30-23+	11.28	0.09•	0.46	0.55	—	—	—	—	—	11.83	4.88	0.48	0.38	0.38	1.63	17,827	26
05-31-23	12.05	0.22•	(0.45)	(0.23)	0.19	0.35	—	0.54	—	11.28	(1.60)	0.48	0.45	0.45	1.95	20,627	119
05-31-22	14.79	0.23•	(1.07)	(0.84)	0.31	1.59	—	1.90	—	12.05	(7.23)	0.48	0.48	0.48	1.68	13,656	58
05-31-21	11.91	0.18•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
05-31-20	11.71	0.23•	0.46	0.69	0.19	0.30	—	0.49	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
05-31-19	12.27	0.20	(0.18)	0.02	0.21	0.37	—	0.58	—	11.71	0.53	0.72	0.72	0.72	1.71	4,445	103
Class I
11-30-23+	11.37	0.09•	0.47	0.56	—	—	—	—	—	11.93	4.93	0.23	0.13	0.13	1.63	11,467	26
05-31-23	12.14	0.25•	(0.45)	(0.20)	0.22	0.35	—	0.57	—	11.37	(1.34)	0.23	0.20	0.20	2.20	1,162	119
05-31-22	14.88	0.29•	(1.10)	(0.81)	0.34	1.59	—	1.93	—	12.14	(6.97)	0.23	0.23	0.23	2.03	1,444	58
05-31-21	11.98	0.16•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
05-31-20	11.76	0.26•	0.47	0.73	0.21	0.30	—	0.51	—	11.98	6.03	0.45	0.45	0.45	2.13	148	93
05-31-19	12.32	0.23•	(0.19)	0.04	0.23	0.37	—	0.60	—	11.76	0.76	0.47	0.47	0.47	1.88	177	103
Class R
11-30-23+	11.20	0.06•	0.47	0.53	—	—	—	—	—	11.73	4.73	0.73	0.63	0.63	1.08	1,145	26
05-31-23	11.97	0.20•	(0.44)	(0.24)	0.18	0.35	—	0.53	—	11.20	(1.72)	0.73	0.70	0.70	1.81	174	119
05-31-22	14.72	0.20•	(1.08)	(0.88)	0.28	1.59	—	1.87	—	11.97	(7.50)	0.73	0.73	0.73	1.47	98	58
05-31-21	11.87	0.15•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
05-31-20	11.68	0.18•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
06-01-18(5)-
05-31-19	12.35	0.19•	(0.28)	(0.09)	0.21	0.37	—	0.58	—	11.68	(0.36)	0.97	0.97	0.97	1.56	16	103
Class R6
11-30-23+	11.36	0.11•	0.46	0.57	—	—	—	—	—	11.93	5.02	0.19	0.09	0.09	1.89	86,984	26
05-31-23	12.12	0.27•	(0.45)	(0.18)	0.23	0.35	—	0.58	—	11.36	(1.20)	0.19	0.16	0.16	2.33	78,852	119
05-31-22	14.87	0.26•	(1.07)	(0.81)	0.35	1.59	—	1.94	—	12.12	(7.01)	0.19	0.19	0.19	1.89	64,302	58
05-31-21	11.97	0.22•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
05-31-20	11.75	0.23	0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
05-31-19	12.31	0.21	(0.16)	0.05	0.24	0.37	—	0.61	—	11.75	0.79	0.42	0.42	0.42	1.74	15,534	103
Voya Target Retirement 2035 Fund
Class A
11-30-23+	11.24	0.07•	0.58	0.65	—	—	—	—	—	11.89	5.78	0.50	0.39	0.39	1.28	16,055	23
05-31-23	12.04	0.20•	(0.39)	(0.19)	0.18	0.43	—	0.61	—	11.24	(1.26)	0.51	0.48	0.48	1.78	17,474	103
05-31-22	15.23	0.23•	(1.04)	(0.81)	0.32	2.06	—	2.38	—	12.04	(7.26)	0.50	0.50	0.50	1.58	11,446	59
05-31-21	11.84	0.15•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
05-31-20	11.66	0.20•	0.49	0.69	0.19	0.32	—	0.51	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
05-31-19	12.36	0.17	(0.24)	(0.07)	0.21	0.42	—	0.63	—	11.66	(0.21)	0.72	0.72	0.72	1.47	2,541	124
Class I
11-30-23+	11.36	0.08•	0.59	0.67	—	—	—	—	—	12.03	5.90	0.20	0.09	0.09	1.32	12,720	23

See Accompanying Notes to Financial Statements

18

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2035 Fund (continued)
Class I (continued)
05-31-23	12.16	0.25•	(0.40)	(0.15)	0.22	0.43	—	0.65	—	11.36	(0.93)	0.21	0.18	0.18	2.22	1,314	103
05-31-22	15.34	0.25•	(1.01)	(0.76)	0.36	2.06	—	2.42	—	12.16	(6.89)	0.20	0.20	0.20	1.68	399	59
05-31-21	11.91	0.19•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
05-31-20	11.71	0.24	0.49	0.73	0.21	0.32	—	0.53	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
05-31-19	12.40	0.22	(0.25)	(0.03)	0.24	0.42	—	0.66	—	11.71	0.14	0.43	0.43	0.43	1.75	680	124
Class R
11-30-23+	11.19	0.06•	0.56	0.62	—	—	—	—	—	11.81	5.54	0.75	0.64	0.64	1.02	1,270	23
05-31-23	11.99	0.17•	(0.37)	(0.20)	0.17	0.43	—	0.60	—	11.19	(1.44)	0.76	0.73	0.73	1.51	1,035	103
05-31-22	15.19	0.03•	(0.87)	(0.84)	0.30	2.06	—	2.36	—	11.99	(7.48)	0.75	0.75	0.75	0.25	696	59
05-31-21	11.81	0.04•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
05-31-20	11.64	0.08	0.58	0.66	0.17	0.32	—	0.49	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
06-01-18(5)-
05-31-19	12.45	0.15•	(0.34)	(0.19)	0.20	0.42	—	0.62	—	11.64	(1.15)	0.97	0.97	0.97	1.24	3	124
Class R6
11-30-23+	11.33	0.09•	0.58	0.67	—	—	—	—	—	12.00	5.91	0.19	0.08	0.08	1.56	98,243	23
05-31-23	12.13	0.24•	(0.39)	(0.15)	0.22	0.43	—	0.65	—	11.33	(0.93)	0.18	0.16	0.16	2.15	78,803	103
05-31-22	15.31	0.26•	(1.01)	(0.75)	0.37	2.06	—	2.43	—	12.13	(6.89)	0.19	0.19	0.19	1.82	66,848	59
05-31-21	11.89	0.19•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106
05-31-20	11.69	0.22	0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95
05-31-19	12.39	0.19•	(0.23)	(0.04)	0.24	0.42	—	0.66	—	11.69	0.08	0.42	0.42	0.42	1.60	17,084	124
Voya Target Retirement 2040 Fund
Class A
11-30-23+	11.94	0.06•	0.72	0.78	—	—	—	—	—	12.72	6.53	0.52	0.43	0.43	1.02	13,544	26
05-31-23	12.73	0.19•	(0.33)	(0.14)	0.19	0.46	—	0.65	—	11.94	(0.81)	0.53	0.49	0.49	1.61	17,280	98
05-31-22	16.08	0.21•	(1.02)	(0.81)	0.35	2.19	—	2.54	—	12.73	(7.11)	0.52	0.52	0.52	1.40	11,929	61
05-31-21	12.06	0.14•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
05-31-20	11.85	0.22•	0.52	0.74	0.18	0.35	—	0.53	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
05-31-19	12.62	0.17	(0.33)	(0.16)	0.20	0.41	—	0.61	—	11.85	(0.84)	0.73	0.73	0.73	1.36	2,473	130
Class I
11-30-23+	12.03	0.06•	0.75	0.81	—	—	—	—	—	12.84	6.73	0.23	0.14	0.14	0.97	10,014	26
05-31-23	12.83	0.20•	(0.32)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.60)	0.25	0.21	0.21	1.68	640	98
05-31-22	16.17	0.28•	(1.04)	(0.76)	0.39	2.19	—	2.58	—	12.83	(6.75)	0.23	0.23	0.23	1.87	353	61
05-31-21	12.12	0.17•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
05-31-20	11.90	0.27•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
05-31-19	12.67	0.21	(0.34)	(0.13)	0.23	0.41	—	0.64	—	11.90	(0.59)	0.45	0.45	0.45	1.66	104	130
Class R
11-30-23+	11.86	0.04•	0.72	0.76	—	—	—	—	—	12.62	6.41	0.77	0.68	0.68	0.71	1,211	26
05-31-23	12.68	0.17•	(0.34)	(0.17)	0.19	0.46	—	0.65	—	11.86	(1.07)	0.78	0.74	0.74	1.42	685	98
05-31-22	16.05	0.18•	(1.03)	(0.85)	0.33	2.19	—	2.52	—	12.68	(7.33)	0.77	0.77	0.77	1.20	26	61
05-31-21	12.06	0.09•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
05-31-20	11.84	0.16	0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
06-01-18(5)-
05-31-19	12.73	0.13	(0.41)	(0.28)	0.20	0.41	—	0.61	—	11.84	(1.84)	0.98	0.98	0.98	1.16	3	130
Class R6
11-30-23+	12.03	0.08•	0.73	0.81	—	—	—	—	—	12.84	6.73	0.19	0.10	0.10	1.31	71,506	26
05-31-23	12.83	0.24•	(0.36)	(0.12)	0.22	0.46	—	0.68	—	12.03	(0.56)	0.19	0.17	0.17	2.01	60,216	98
05-31-22	16.18	0.26•	(1.03)	(0.77)	0.39	2.19	—	2.58	—	12.83	(6.80)	0.19	0.19	0.19	1.71	50,600	61
05-31-21	12.12	0.18•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
05-31-20	11.89	0.21	0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101

See Accompanying Notes to Financial Statements

19

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2040 Fund (continued)
Class R6 (continued)
05-31-19	12.66	0.17•	(0.29)	(0.12)	0.24	0.41	—	0.65	—	11.89	(0.55)	0.42	0.42	0.42	1.42	11,916	130
Voya Target Retirement 2045 Fund
Class A
11-30-23+	11.82	0.05•	0.78	0.83	—	—	—	—	—	12.65	7.02	0.55	0.47	0.47	0.81	11,372	22
05-31-23	12.58	0.17•	(0.29)	(0.12)	0.18	0.46	—	0.64	—	11.82	(0.65)	0.57	0.53	0.53	1.45	12,963	96
05-31-22	16.56	0.20•	(0.93)	(0.73)	0.36	2.89	—	3.26	—	12.58	(6.95)	0.55	0.55	0.55	1.30	7,739	57
05-31-21	12.13	0.11•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
05-31-20	12.01	0.20•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
05-31-19	12.82	0.16	(0.39)	(0.23)	0.18	0.40	—	0.58	—	12.01	(1.38)	0.76	0.76	0.76	1.30	1,922	135
Class I
11-30-23+	11.92	0.05•	0.81	0.86	—	—	—	—	—	12.78	7.22	0.27	0.11	0.11	0.78	10,947	22
05-31-23	12.68	0.17•	(0.25)	(0.08)	0.22	0.46	—	0.68	—	11.92	(0.28)	0.23	0.16	0.16	1.40	856	96
05-31-22	16.67	0.27•	(0.96)	(0.69)	0.41	2.89	—	3.31	—	12.68	(6.67)	0.19	0.19	0.19	1.76	272	57
05-31-21	12.19	0.19•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
05-31-20	12.06	0.27•	0.48	0.75	0.20	0.42	—	0.62	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
05-31-19	12.86	0.21	(0.40)	(0.19)	0.21	0.40	—	0.61	—	12.06	(1.02)	0.42	0.42	0.42	1.62	87	135
Class R
11-30-23+	11.77	0.03•	0.78	0.81	—	—	—	—	—	12.58	6.88	0.80	0.72	0.72	0.50	300	22
05-31-23	12.57	0.15•	(0.31)	(0.16)	0.18	0.46	—	0.64	—	11.77	(0.95)	0.82	0.78	0.78	1.24	214	96
05-31-22	16.55	0.16•	(0.94)	(0.78)	0.31	2.89	—	3.21	—	12.57	(7.23)	0.80	0.80	0.80	1.08	6	57
05-31-21	12.12	0.08•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
05-31-20	11.99	0.14	0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
06-01-18(5)-
05-31-19	12.93	0.13	(0.49)	(0.36)	0.18	0.40	—	0.58	—	11.99	(2.42)	1.01	1.01	1.01	1.07	3	135
Class R6
11-30-23+	11.92	0.07•	0.79	0.86	—	—	—	—	—	12.78	7.22	0.19	0.11	0.11	1.12	84,800	22
05-31-23	12.69	0.23•	(0.32)	(0.09)	0.22	0.46	—	0.68	—	11.92	(0.36)	0.18	0.17	0.17	1.96	66,960	96
05-31-22	16.67	0.24•	(0.92)	(0.68)	0.41	2.89	—	3.30	—	12.69	(6.60)	0.19	0.19	0.19	1.59	56,301	57
05-31-21	12.19	0.16•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115
05-31-20	12.05	0.22	0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101
05-31-19	12.86	0.16•	(0.35)	(0.19)	0.22	0.40	—	0.62	—	12.05	(1.06)	0.42	0.42	0.42	1.27	15,349	135
Voya Target Retirement 2050 Fund
Class A
11-30-23+	11.81	0.03•	0.82	0.85	—	—	—	—	—	12.66	7.20	0.54	0.46	0.46	0.55	8,584	20
05-31-23	12.62	0.16•	(0.28)	(0.12)	0.18	0.51	—	0.69	—	11.81	(0.63)	0.57	0.52	0.52	1.38	10,477	97
05-31-22	16.36	0.19•	(0.98)	(0.79)	0.38	2.57	—	2.95	—	12.62	(7.26)	0.54	0.54	0.54	1.28	7,734	58
05-31-21	11.83	0.11•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
05-31-20	11.74	0.18•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
05-31-19	12.77	0.14	(0.41)	(0.27)	0.20	0.56	—	0.76	—	11.74	(1.55)	0.77	0.76	0.76	1.15	2,278	135
Class I
11-30-23+	11.91	0.04•	0.84	0.88	—	—	—	—	—	12.79	7.39	0.28	0.14	0.14	0.58	8,254	20
05-31-23	12.71	0.15•	(0.22)	(0.07)	0.22	0.51	—	0.73	—	11.91	(0.21)	0.26	0.19	0.19	1.29	1,013	97
05-31-22	16.45	0.25•	(1.00)	(0.75)	0.42	2.57	—	2.99	—	12.71	(6.97)	0.22	0.22	0.22	1.60	471	58
05-31-21	11.90	0.17•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
05-31-20	11.78	0.21	0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
05-31-19	12.81	0.19	(0.43)	(0.24)	0.23	0.56	—	0.79	—	11.78	(1.30)	0.46	0.45	0.45	1.43	129	135
Class R
11-30-23+	11.75	0.01•	0.82	0.83	—	—	—	—	—	12.58	7.06	0.79	0.71	0.71	0.23	1,592	20
05-31-23	12.59	0.14•	(0.29)	(0.15)	0.18	0.51	—	0.69	—	11.75	(0.91)	0.82	0.77	0.77	1.21	704	97

See Accompanying Notes to Financial Statements

20

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2050 Fund (continued)
Class R (continued)
05-31-22	16.32	0.15•	(0.98)	(0.83)	0.33	2.57	—	2.90	—	12.59	(7.52)	0.79	0.79	0.79	0.98	131	58
05-31-21	11.79	0.06•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110
05-31-20	11.72	0.16•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
06-01-18(5)-
05-31-19	12.89	0.12	(0.54)	(0.42)	0.19	0.56	—	0.75	—	11.72	(2.71)	1.02	1.01	1.01	0.90	3	135
Class R6
11-30-23+	11.91	0.05•	0.83	0.88	—	—	—	—	—	12.79	7.39	0.19	0.11	0.11	0.87	57,278	20
05-31-23	12.72	0.22•	(0.30)	(0.08)	0.22	0.51	—	0.73	—	11.91	(0.25)	0.19	0.17	0.17	1.89	46,614	97
05-31-22	16.46	0.23•	(0.97)	(0.74)	0.43	2.57	—	3.00	—	12.72	(6.93)	0.19	0.19	0.19	1.54	38,536	58
05-31-21	11.89	0.15•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
05-31-20	11.77	0.21	0.54	0.75	0.20	0.43	—	0.63	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
05-31-19	12.81	0.14•	(0.38)	(0.24)	0.24	0.56	—	0.80	—	11.77	(1.34)	0.43	0.42	0.42	1.14	7,951	135
Voya Target Retirement 2055 Fund
Class A
11-30-23+	11.55	0.03•	0.80	0.83	—	—	—	—	—	12.38	7.19	0.62	0.51	0.51	0.45	8,314	20
05-31-23	12.28	0.15•	(0.26)	(0.11)	0.18	0.44	—	0.62	—	11.55	(0.57)	0.65	0.57	0.57	1.29	8,657	103
05-31-22	16.35	0.18•	(0.95)	(0.77)	0.36	2.94	—	3.30	—	12.28	(7.40)	0.60	0.60	0.60	1.23	4,360	49
05-31-21	11.79	0.11•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
05-31-20	11.85	0.16	0.57	0.73	0.18	0.61	—	0.79	—	11.79	5.55	0.76	0.77	0.77	1.40	2,779	112
05-31-19	12.87	0.13•	(0.41)	(0.28)	0.19	0.55	—	0.74	—	11.85	(1.68)	0.80	0.78	0.78	1.07	1,659	121
Class I
11-30-23+	11.64	0.03•	0.84	0.87	—	—	—	—	—	12.51	7.48	0.25	0.16	0.16	0.47	9,489	20
05-31-23	12.38	0.17•	(0.25)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.31)	0.22	0.20	0.20	1.44	686	103
05-31-22	16.45	0.24•	(0.95)	(0.71)	0.42	2.94	—	3.36	—	12.38	(7.03)	0.24	0.24	0.24	1.58	341	49
05-31-21	11.85	0.17•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
05-31-20	11.89	0.21	0.57	0.78	0.21	0.61	—	0.82	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
05-31-19	12.91	0.19•	(0.43)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.38)	0.44	0.42	0.42	1.47	83	121
Class R
11-30-23+	11.42	0.01•	0.80	0.81	—	—	—	—	—	12.23	7.09	0.87	0.76	0.76	0.18	521	20
05-31-23	12.18	0.13•	(0.27)	(0.14)	0.18	0.44	—	0.62	—	11.42	(0.83)	0.90	0.82	0.82	1.14	412	103
05-31-22	16.26	0.13•	(0.92)	(0.79)	0.35	2.94	—	3.29	—	12.18	(7.60)	0.85	0.85	0.85	0.91	50	49
05-31-21	11.76	0.06•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
05-31-20	11.83	0.12•	0.58	0.70	0.16	0.61	—	0.77	—	11.76	5.32	1.01	1.02	1.02	0.98	10	112
06-01-18(5)-
05-31-19	12.99	0.12	(0.54)	(0.42)	0.19	0.55	—	0.74	—	11.83	(2.82)	1.05	1.03	1.03	0.86	3	121
Class R6
11-30-23+	11.64	0.05•	0.82	0.87	—	—	—	—	—	12.51	7.48	0.19	0.11	0.11	0.82	49,122	20
05-31-23	12.38	0.23•	(0.31)	(0.08)	0.22	0.44	—	0.66	—	11.64	(0.25)	0.19	0.17	0.17	1.95	38,019	103
05-31-22	16.45	0.23•	(0.93)	(0.70)	0.43	2.94	—	3.37	—	12.38	(6.99)	0.19	0.19	0.19	1.53	30,690	49
05-31-21	11.84	0.15•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116
05-31-20	11.89	0.20•	0.57	0.77	0.21	0.61	—	0.82	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112
05-31-19	12.91	0.13•	(0.37)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.35)	0.44	0.42	0.42	1.10	7,646	121
Voya Target Retirement 2060 Fund
Class A
11-30-23+	10.74	0.02•	0.76	0.78	—	—	—	—	—	11.52	7.26	0.65	0.50	0.50	0.38	6,644	19
05-31-23	11.60	0.14•	(0.26)	(0.12)	0.17	0.57	—	0.74	—	10.74	(0.60)	0.70	0.60	0.60	1.29	6,090	105
05-31-22	15.16	0.18•	(0.90)	(0.72)	0.33	2.51	—	2.84	—	11.60	(7.26)	0.61	0.61	0.61	1.30	3,968	60
05-31-21	10.90	0.08•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
05-31-20	10.89	0.15	0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109

See Accompanying Notes to Financial Statements

21

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data

Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Target Retirement 2060 Fund (continued)
Class A (continued)
05-31-19	12.14	0.13•	(0.42)	(0.29)	0.19	0.77	—	0.96	—	10.89	(1.76)	0.78	0.73	0.73	1.10	1,274	114
Class I
11-30-23+	10.80	0.03•	0.77	0.80	—	—	—	—	—	11.60	7.41	0.25	0.10	0.10	0.55	1,595	19
05-31-23	11.66	0.11•	(0.19)	(0.08)	0.21	0.57	—	0.78	—	10.80	(0.21)	0.24	0.17	0.17	0.99	252	105
05-31-22	15.23	0.30•	(0.97)	(0.67)	0.39	2.51	—	2.90	—	11.66	(6.93)	0.19	0.19	0.19	2.04	52	60
05-31-21	10.93	0.14•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
05-31-20	10.91	0.19	0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
05-31-19	12.15	0.18	(0.43)	(0.25)	0.22	0.77	—	0.99	—	10.91	(1.39)	0.47	0.42	0.42	1.46	125	114
Class R
11-30-23+	10.68	0.01•	0.75	0.76	—	—	—	—	—	11.44	7.12	0.90	0.75	0.75	0.09	398	19
05-31-23	11.57	0.12•	(0.27)	(0.15)	0.17	0.57	—	0.74	—	10.68	(0.86)	0.95	0.85	0.85	1.12	183	105
05-31-22	15.15	0.16•	(0.91)	(0.75)	0.32	2.51	—	2.83	—	11.57	(7.49)	0.86	0.86	0.86	1.16	10	60
05-31-21	10.89	0.04•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
05-31-20	10.88	0.12	0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
06-01-18(5)-
05-31-19	12.25	0.09•	(0.51)	(0.42)	0.18	0.77	—	0.95	—	10.88	(2.77)	1.03	0.98	0.98	0.75	6	114
Class R6
11-30-23+	10.81	0.04•	0.77	0.81	—	—	—	—	—	11.62	7.49	0.19	0.10	0.10	0.78	28,935	19
05-31-23	11.67	0.20•	(0.28)	(0.08)	0.21	0.57	—	0.78	—	10.81	(0.19)	0.19	0.17	0.17	1.87	22,187	105
05-31-22	15.24	0.21•	(0.88)	(0.67)	0.39	2.51	—	2.90	—	11.67	(6.92)	0.19	0.19	0.19	1.53	16,991	60
05-31-21	10.94	0.13•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
05-31-20	10.92	0.18	0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
05-31-19	12.16	0.13•	(0.38)	(0.25)	0.22	0.77	—	0.99	—	10.92	(1.36)	0.47	0.42	0.42	1.10	3,217	114
Voya Target Retirement 2065 Fund
Class A
11-30-23+	9.55	0.03•	0.68	0.71	—	—	—	—	—	10.26	7.44	0.46	0.37	0.37	0.52	1,524	41
05-31-23	10.09	0.14•	(0.22)	(0.08)	0.14	0.32	—	0.46	—	9.55	(0.44)	0.46	0.43	0.43	1.46	1,386	90
05-31-22	12.89	0.16•	(0.79)	(0.63)	0.30	1.87	—	2.17	—	10.09	(7.12)	0.46	0.46	0.46	1.34	1,246	38
07-29-20(5)-
05-31-21	10.00	0.08•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
11-30-23+	9.57	0.04•	0.68	0.72	—	—	—	—	—	10.29	7.52	0.21	0.12	0.12	0.75	146	41
05-31-23	10.11	0.14•	(0.19)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.20)	0.24	0.21	0.21	1.46	114	90
05-31-22	12.91	0.19•	(0.79)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.90)	0.23	0.23	0.23	1.56	71	38
07-29-20(5)-
05-31-21	10.00	0.10•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
11-30-23+	9.50	0.01•	0.68	0.69	—	—	—	—	—	10.19	7.26	0.71	0.62	0.62	0.24	60	41
05-31-23	10.06	0.12•	(0.22)	(0.10)	0.14	0.32	—	0.46	—	9.50	(0.66)	0.71	0.68	0.68	1.29	45	90
05-31-22	12.88	0.09•	(0.76)	(0.67)	0.28	1.87	—	2.16	—	10.06	(7.40)	0.71	0.71	0.71	0.74	10	38
07-29-20(5)-
05-31-21	10.00	0.05•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
11-30-23+	9.57	0.04•	0.68	0.72	—	—	—	—	—	10.29	7.52	0.19	0.10	0.10	0.77	9,481	41
05-31-23	10.11	0.17•	(0.22)	(0.05)	0.17	0.32	—	0.49	—	9.57	(0.16)	0.20	0.17	0.17	1.80	7,396	90
05-31-22	12.91	0.18•	(0.78)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.89)	0.21	0.21	0.21	1.53	5,108	38
07-29-20(5)-
05-31-21	10.00	0.10•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87

See Accompanying Notes to Financial Statements

22

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Commencement of operations.

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the

“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Fund’s

24

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

The Funds’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Fund’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Fund’s investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.

25

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended November 30, 2023, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$24,350,416	$21,287,238
Retirement 2025	31,794,631	22,317,157
Retirement 2030	42,430,813	29,894,322
Retirement 2035	52,669,908	28,305,739
Retirement 2040	36,488,922	23,915,444
Retirement 2045	42,284,463	21,548,180
Retirement 2050	26,719,288	14,034,124
Retirement 2055	28,367,568	12,376,883
Retirement 2060	13,281,529	6,541,379
Retirement 2065	6,014,128	4,136,087

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “uniﬁed fee”) equal to 0.18% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net

26

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares and Class R shares of each Fund pays the Distributor a Distribution Fee and/or Service Fee based on average daily net assets at a rate of 0.25% and 0.50%, respectively.

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended November 30, 2023, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$211
Retirement 2025	261
Retirement 2030	1,601
Retirement 2035	1,763
Retirement 2040	1,111
Retirement 2045	1,450
Retirement 2050	1,121
Retirement 2055	896
Retirement 2060	379
Retirement 2065	124

Class A
Contingent Deferred Sales Charges:
In-Retirement	$3,243
Retirement 2025	3,530
Retirement 2030	4,963
Retirement 2035	4,171
Retirement 2040	7,159
Retirement 2045	6,311
Retirement 2050	6,286
Retirement 2055	4,775
Retirement 2060	4,911

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2023, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	30.03%
	Retirement 2025	25.80
	Retirement 2030	22.89
	Retirement 2035	23.94
	Retirement 2040	19.83
	Retirement 2045	22.75
	Retirement 2050	24.13
	Retirement 2055	21.51
	Retirement 2060	22.82
	Retirement 2065	10.33
Voya Investment Management Co. LLC	Retirement 2065	46.63
Voya Retirement Insurance and Annuity Company	In-Retirement	44.97
	Retirement 2025	43.89
	Retirement 2030	43.70
	Retirement 2035	46.67
	Retirement 2040	47.01
	Retirement 2045	47.64
	Retirement 2050	44.82
	Retirement 2055	45.17
	Retirement 2060	49.26
	Retirement 2065	33.51

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income

27

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended November 30, 2023, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

	Class	Class	Class	Class
Fund(1)	A	I	R	R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2025	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%

The Expense Limitation Agreement is contractual through October 1, 2024, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

Pursuant to side letter agreements through October 1, 2024, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.

Fund(1)(2)	Class A	Class I	Class R	Class R6
In-Retirement	0.58%	0.23%	0.83%	0.22%
Retirement 2025	0.52%	0.32%	0.77%	0.23%
Retirement 2030	0.53%	0.28%	0.78%	0.24%
Retirement 2035	0.55%	0.25%	0.80%	0.24%
Retirement 2040	0.58%	0.29%	0.83%	0.25%
Retirement 2045	0.61%	0.25%	0.86%	0.25%
Retirement 2050	0.60%	0.28%	0.85%	0.25%
Retirement 2055	0.65%	0.30%	0.90%	0.25%
Retirement 2060	0.65%	0.25%	0.90%	0.25%
Retirement 2065	0.52%	0.29%	0.77%	0.25%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of November 30, 2023, the Funds did not have any amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

NOTE 8 — LINE OF CREDIT

Effective June 12, 2023, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 10, 2024. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 12, 2023, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 12, 2023.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

28

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 8 — LINE OF CREDIT (continued)

The following Funds utilized the line of credit during the period ended November 30, 2023 :

Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Fund	Utilized	Utilized	Utilized
In-Retirement	1	$811,000	6.33%
Retirement 2040	1	767,000	6.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
In-Retirement
Class A
11/30/2023	90,341	—	—	(591,471)	—	(501,130)	886,971	—	—	(5,776,343)	—	(4,889,372)
5/31/2023	292,934	—	26,514	(169,975)	—	149,473	2,842,611	—	247,109	(1,643,484)	—	1,446,236
Class I
11/30/2023	466,829	—	—	(25,794)	—	441,035	4,543,991	—	—	(255,423)	—	4,288,568
5/31/2023	4,107	—	5,691	(15,947)	—	(6,149)	39,753	—	53,209	(152,231)	—	(59,269)
Class R
11/30/2023	8,516	—	—	—	—	8,516	83,614	—	—	—	—	83,614
5/31/2023	1,735	—	68	(596)	—	1,207	16,715	—	638	(5,722)	—	11,631
Class R6
11/30/2023	660,030	—	—	(381,693)	—	278,337	6,476,133	—	—	(3,707,912)	—	2,768,221
5/31/2023	1,483,281	—	136,341	(944,122)	—	675,500	14,485,461	—	1,274,785	(9,187,465)	—	6,572,781
Retirement 2025
Class A
11/30/2023	101,275	—	—	(511,525)	—	(410,250)	1,123,780	—	—	(5,632,868)	—	(4,509,088)
5/31/2023	503,193	—	48,935	(143,549)	—	408,579	5,493,303	—	507,947	(1,548,818)	—	4,452,432
Class I
11/30/2023	596,750	—	—	(37,213)	—	559,537	6,629,398	—	—	(413,809)	—	6,215,589
5/31/2023	47,936	—	1,594	(11,769)	—	37,761	507,963	—	16,660	(124,821)	—	399,802
Class R
11/30/2023	173,544	—	—	(3,907)	—	169,637	1,948,023	—	—	(43,522)	—	1,904,501
5/31/2023	6,829	—	1,633	(8,336)	—	126	75,308	—	16,916	(91,262)	—	962
Class R6
11/30/2023	939,428	—	—	(513,497)	—	425,931	10,527,986	—	—	(5,717,491)	—	4,810,495
5/31/2023	2,146,701	—	241,249	(1,145,165)	—	1,242,785	23,473,493	—	2,518,638	(12,582,966)	—	13,409,165
Retirement 2030
Class A
11/30/2023	216,209	—	—	(537,207)	—	(320,998)	2,509,923	—	—	(6,204,084)	—	(3,694,161)
5/31/2023	794,758	—	57,058	(157,205)	—	694,611	9,021,833	—	612,806	(1,775,438)	—	7,859,201
Class I
11/30/2023	900,248	—	—	(41,486)	—	858,762	10,471,036	—	—	(488,903)	—	9,982,133
5/31/2023	24,393	—	4,531	(45,729)	—	(16,805)	273,406	—	48,980	(556,988)	—	(234,602)
Class R
11/30/2023	88,404	—	—	(6,317)	—	82,087	1,030,452	—	—	(71,608)	—	958,844
5/31/2023	10,488	—	874	(4,008)	—	7,354	123,103	—	9,321	(44,636)	—	87,788
Class R6
11/30/2023	916,060	—	—	(563,629)	—	352,431	10,660,676	—	—	(6,500,342)	—	4,160,334
5/31/2023	2,842,466	—	350,761	(1,555,105)	—	1,638,122	32,421,044	—	3,788,217	(17,905,350)	—	18,303,911
Retirement 2035
Class A
11/30/2023	142,710	—	—	(346,463)	—	(203,753)	1,657,814	—	—	(4,017,083)	—	(2,359,269)
5/31/2023	649,084	—	57,287	(102,571)	—	603,800	7,341,248	—	610,106	(1,161,458)	—	6,789,896
Class I
11/30/2023	974,465	—	—	(32,516)	—	941,949	11,355,739	—	—	(377,964)	—	10,977,775
5/31/2023	90,964	—	5,459	(13,504)	—	82,919	991,661	—	58,635	(147,567)	—	902,729
Class R
11/30/2023	23,788	—	—	(8,742)	—	15,046	280,095	—	—	(99,007)	—	181,088
5/31/2023	31,199	—	4,707	(1,430)	—	34,476	357,090	—	49,893	(15,748)	—	391,235

29

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Retirement 2035 (continued)
Class R6
11/30/2023	1,598,956	—	—	(366,977)	—	1,231,979	18,799,362	—	—	(4,284,413)	—	14,514,949
5/31/2023	2,681,796	—	384,144	(1,621,327)	—	1,444,613	30,748,947	—	4,114,183	(18,537,738)	—	16,325,392
Retirement 2040
Class A
11/30/2023	110,366	—	—	(493,042)	—	(382,676)	1,365,659	—	—	(6,102,642)	—	(4,736,983)
5/31/2023	505,744	—	56,902	(51,851)	—	510,795	6,059,804	—	640,720	(613,801)	—	6,086,723
Class I
11/30/2023	762,458	—	—	(35,832)	—	726,626	9,464,379	—	—	(445,614)	—	9,018,765
5/31/2023	24,381	—	1,713	(456)	—	25,638	287,354	—	19,404	(5,506)	—	301,252
Class R
11/30/2023	38,510	—	—	(307)	—	38,203	482,962	—	—	(3,882)	—	479,080
5/31/2023	56,750	—	2,927	(3,926)	—	55,751	708,321	—	32,750	(48,518)	—	692,553
Class R6
11/30/2023	934,289	—	—	(370,217)	—	564,072	11,717,624	—	—	(4,592,876)	—	7,124,748
5/31/2023	1,993,121	—	269,673	(1,202,433)	—	1,060,361	23,915,739	—	3,055,402	(14,505,998)	—	12,465,143
Retirement 2045
Class A
11/30/2023	152,909	—	—	(350,517)	—	(197,608)	1,892,179	—	—	(4,323,417)	—	(2,431,238)
5/31/2023	546,102	—	37,191	(101,819)	—	481,474	6,495,572	—	413,561	(1,169,509)	—	5,739,624
Class I
11/30/2023	850,363	—	—	(65,481)	—	784,882	10,440,541	—	—	(812,130)	—	9,628,411
5/31/2023	57,681	—	1,370	(8,652)	—	50,399	668,754	—	15,340	(101,057)	—	583,037
Class R
11/30/2023	6,114	—	—	(418)	—	5,696	74,855	—	—	(5,050)	—	69,805
5/31/2023	18,778	—	839	(1,931)	—	17,686	229,411	—	9,309	(21,861)	—	216,859
Class R6
11/30/2023	1,250,589	—	—	(232,283)	—	1,018,306	15,646,711	—	—	(2,882,215)	—	12,764,496
5/31/2023	2,259,935	—	301,883	(1,383,904)	—	1,177,914	26,949,656	—	3,381,087	(16,584,391)	—	13,746,352
Retirement 2050
Class A
11/30/2023	114,799	—	—	(323,789)	—	(208,990)	1,419,978	—	—	(3,992,950)	—	(2,572,972)
5/31/2023	346,580	—	37,679	(110,294)	—	273,965	4,112,132	—	418,231	(1,321,296)	—	3,209,067
Class I
11/30/2023	619,136	—	—	(58,713)	—	560,423	7,627,637	—	—	(715,575)	—	6,912,062
5/31/2023	55,676	—	2,142	(9,747)	—	48,071	651,454	—	23,953	(116,883)	—	558,524
Class R
11/30/2023	68,367	—	—	(1,698)	—	66,669	854,017	—	—	(20,757)	—	833,260
5/31/2023	58,505	—	3,375	(12,395)	—	49,485	720,892	—	37,328	(143,501)	—	614,719
Class R6
11/30/2023	739,289	—	—	(174,936)	—	564,353	9,242,023	—	—	(2,159,531)	—	7,082,492
5/31/2023	1,662,854	—	218,111	(996,731)	—	884,234	19,639,552	—	2,438,477	(11,910,980)	—	10,167,049
Retirement 2055
Class A
11/30/2023	132,813	—	—	(211,022)	—	(78,209)	1,611,578	—	—	(2,541,131)	—	(929,553)
5/31/2023	423,417	—	23,185	(52,038)	—	394,564	4,899,092	—	251,557	(601,078)	—	4,549,571
Class I
11/30/2023	745,220	—	—	(45,642)	—	699,578	8,965,780	—	—	(559,878)	—	8,405,902
5/31/2023	31,207	—	1,755	(1,542)	—	31,420	355,480	—	19,176	(17,995)	—	356,661
Class R
11/30/2023	10,629	—	—	(4,076)	—	6,553	127,585	—	—	(49,247)	—	78,338
5/31/2023	41,045	—	1,611	(10,729)	—	31,927	485,360	—	17,300	(120,812)	—	381,848
Class R6
11/30/2023	806,222	—	—	(144,938)	—	661,284	9,842,020	—	—	(1,749,005)	—	8,093,015
5/31/2023	1,529,497	—	169,114	(912,933)	—	785,678	17,593,685	—	1,846,726	(10,660,935)	—	8,779,476
Retirement 2060
Class A
11/30/2023	174,493	—	—	(164,771)	—	9,722	1,973,903	—	—	(1,852,866)	—	121,037
5/31/2023	248,049	—	29,468	(52,417)	—	225,100	2,672,254	—	297,329	(562,632)	—	2,406,951
Class I
11/30/2023	127,512	—	—	(13,323)	—	114,189	1,426,771	—	—	(149,464)	—	1,277,307
5/31/2023	20,191	—	352	(1,661)	—	18,882	212,754	—	3,569	(18,097)	—	198,226

30

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Retirement 2060 (continued)
Class R
11/30/2023	18,203	—	—	(549)	—	17,654	205,434	—	—	(6,104)	—	199,330
5/31/2023	22,771	—	1,095	(7,627)	—	16,239	254,727	—	10,999	(80,642)	—	185,084
Class R6
11/30/2023	553,081	—	—	(115,227)	—	437,854	6,245,669	—	—	(1,284,555)	—	4,961,114
5/31/2023	1,088,820	—	124,485	(616,677)	—	596,628	11,767,023	—	1,262,281	(6,785,516)	—	6,243,788
Retirement 2065
Class A
11/30/2023	6,434	—	—	(2,962)	—	3,472	63,870	—	—	(28,627)	—	35,243
5/31/2023	15,209	—	6,480	(4)	—	21,685	145,812	—	58,125	(42)	—	203,895
Class I
11/30/2023	3,001	—	—	(765)	—	2,236	29,945	—	—	(7,628)	—	22,317
5/31/2023	5,842	—	380	(1,259)	—	4,963	54,747	—	3,410	(11,860)	—	46,297
Class R
11/30/2023	1,388	—	—	(246)	—	1,142	13,781	—	—	(2,456)	—	11,325
5/31/2023	4,385	—	170	(784)	—	3,771	41,749	—	1,519	(7,411)	—	35,857
Class R6
11/30/2023	202,928	—	—	(54,554)	—	148,374	2,024,958	—	—	(539,802)	—	1,485,156
5/31/2023	350,343	—	33,099	(115,654)	—	267,788	3,327,375	—	296,895	(1,108,086)	—	2,516,184

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	May 31, 2023		May 31, 2022
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
In-Retirement	$1,229,363	$346,378	$3,127,942	$1,071,447
Retirement 2025	1,605,463	1,454,698	3,386,753	3,850,982
Retirement 2030	1,725,840	2,733,484	3,733,789	4,446,085
Retirement 2035	1,611,732	3,221,085	4,510,208	5,687,799
Retirement 2040	1,202,991	2,545,285	4,236,650	3,830,395
Retirement 2045	1,241,610	2,577,687	4,413,288	4,945,390
Retirement 2050	871,327	2,046,662	3,237,341	3,703,990
Retirement 2055	704,925	1,429,834	2,557,681	3,150,573
Retirement 2060	410,886	1,163,292	1,577,126	1,864,111
Retirement 2065	122,596	237,353	850,246	141,512

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of May 31, 2023 were:

31

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed	Unrealized				Total
	Ordinary	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	(Depreciation)	Amount	Character	Expiration	Earnings/(Loss)
In-Retirement	$382,449	$(1,518,098)	$(774,969)	Short-term	None	$(6,563,312)
			(4,652,694)	Long-term	None
			$(5,427,663)
Retirement 2025	449,329	(3,017,600)	(1,325,147)	Short-term	None	(8,626,485)
			(4,733,067)	Long-term	None
			$(6,058,214)
Retirement 2030	454,401	(3,475,936)	(1,742,188)	Short-term	None	11,045,005
			(6,281,282)	Long-term	None
			$(8,023,470)
Retirement 2035	325,499	(3,853,163)	(1,521,600)	Short-term	None	(11,008,811)
			(5,959,547)	Long-term	None
			$(7,481,147)
Retirement 2040	159,372	(3,206,944)	(1,283,945)	Short-term	None	(8,596,540)
			(4,265,023)	Long-term	None
			$(5,548,968)
Retirement 2045	106,189	(2,851,466)	(1,397,264)	Short-term	None	(8,046,960)
			(3,904,419)	Long-term	None
			$(5,301,683)
Retirement 2050	44,676	(1,822,847)	(878,035)	Short-term	None	(6,222,202)
			(3,565,996)	Long-term	None
			$(4,444,031)
Retirement 2055	37,764	(1,064,107)	(544,308)	Short-term	None	(4,334,104)
			(2,763,453)	Short-term	None
			$(3,307,761)
Retirement 2060	12,094	(637,796)	(326,920)	Short-term	None	(2,619,627)
			(1,667,005)	Long-term	None
			$(1,993,925)
Retirement 2065	4,469	(199,883)	(118,966)	Short-term	None	(575,705)
			(261,325)	Long-term	None
			$(380,291)

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of November 30, 2023, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments,

financings or other transactions (including certain derivatives transactions) to which the Fund may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative

32

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Fund and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will  disrupt  securities markets and  adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 13 — OTHER ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued Accounting Standards Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, early adoption is permitted. The amendment was early adopted. Management expects that the adoption of the guidance will not have a material impact on the Fund's financial statements.

33

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to November 30, 2023, the Funds declared and paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net
	Investment	Short-term	Long-term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date
In-Retirement
Class A	$0.2405	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.3122	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.3022	$—	$—	December 29, 2023	December 27, 2023
Class R6	$0.3166	$—	$—	December 29, 2023	December 27, 2023
Retirement 2025
Class A	$0.2666	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.3068	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.2972	$—	$—	December 29, 2023	December 27, 2023
Class R6	$0.3159	$—	$—	December 29, 2023	December 27, 2023
Retirement 2030
Class A	$0.2607	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.3042	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.2955	$—	$—	December 29, 2023	December 27, 2023
Class R6	$0.3100	$—	$—	December 29, 2023	December 27, 2023
Retirement 2035
Class A	$0.2324	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.2773	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.2553	$—	$—	December 29, 2023	December 27, 2023
Class R6	$0.2804	$—	$—	December 29, 2023	December 27, 2023
Retirement 2040
Class A	$0.2158	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.2816	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.2665	$—	$—	December 29, 2023	December 27, 2023
Class R6	$0.2864	$—	$—	December 29, 2023	December 27, 2023
Retirement 2045
Class A	$0.2053	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.2668	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.2531	$—	$—	December 29, 2023	December 27, 2023
Class R6	$0.2689	$—	$—	December 29, 2023	December 27, 2023
Retirement 2050
Class A	$0.1762	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.2498	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.2312	$—	$—	December 29, 2023	December 27, 2023
Class R6	$0.2536	$—	$—	December 29, 2023	December 27, 2023
Retirement 2055
Class A	$0.1816	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.2370	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.2187	$—	$—	December 29, 2023	December 27, 2023
Class R6	$0.2419	$—	$—	December 29, 2023	December 27, 2023
Retirement 2060
Class A	$0.1675	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.2227	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.2067	$—	$—	December 29, 2023	December 27, 2023
Class R6	$0.2271	$—	$—	December 29, 2023	December 27, 2023
Retirement 2065
Class A	$0.1726	$—	$—	December 29, 2023	December 27, 2023
Class I	$0.1941	$—	$—	December 29, 2023	December 27, 2023
Class R	$0.1562	$—	$—	December 29, 2023	December 27, 2023

34

NOTES TO FINANCIAL STATEMENTS as of November 30, 2023 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

	PER SHARE AMOUNTS
	Net
	Investment	Short-term	Long-term	Payable	Record
	Income	Capital Gains	Capital Gains	Date	Date
Class R6	$0.1969	$—	$—	December 29, 2023	December 27, 2023

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

35

Voya Target In-Retirement Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 50.1%
4,347	iShares Core S&P Mid- Cap ETF	$1,113,093	2.1
5,772	iShares Core S&P Small-Cap ETF	555,497	1.0
86,965	iShares Core U.S. Aggregate Bond ETF	8,371,251	15.5
108,973	Schwab U.S. TIPS ETF	5,582,687	10.4
97,458	SPDR Portfolio High Yield Bond ETF	2,232,763	4.1
54,521	Vanguard FTSE Developed Markets ETF	2,505,785	4.6
13,729	Vanguard FTSE Emerging Markets ETF	557,809	1.0
19,469	Vanguard Long-Term Treasury ETF	1,113,822	2.1
36,566	Vanguard Short-Term Bond ETF	2,785,232	5.2
29,176	Vanguard Short-Term Corporate Bond ETF	2,229,630	4.1
	Total Exchange-Traded Funds (Cost $27,737,092)	27,047,569	50.1
MUTUAL FUNDS: 49.9%
	Affiliated Investment Companies: 29.5%
226,765	Voya Global Bond Fund - Class R6	1,623,635	3.0
1,505,003	Voya Intermediate Bond Fund - Class R6	12,777,478	23.7
110,081	Voya Multi-Manager International Factors Fund - Class I	990,728	1.8
50,604 (1)	Voya VACS Series EME Fund	520,717	1.0
		15,912,558	29.5
	Unaffiliated Investment Companies: 20.4%
217,244	TIAA-CREF S&P 500 Index Fund - Institutional Class	10,981,686	20.4
	Total Mutual Funds (Cost $25,825,055)	26,894,244	49.9
	Total Long-Term Investments (Cost $53,562,147)	53,941,813	100.0
	Total Investments in Securities (Cost $53,562,147)	$53,941,813	100.0
	Assets in Excess of Other Liabilities	21,318	0.0
	Net Assets	$53,963,131	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

36

Voya Target	PORTFOLIO OF INVESTMENTS
In-Retirement Fund	as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$27,047,569	$—	$—	$27,047,569
Mutual Funds	26,894,244	—	—	26,894,244
Total Investments, at fair value	$53,941,813	$—	$—	$53,941,813

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Global Bond Fund - Class R6	$1,516,675	$380,436	$(260,382)	$(13,094)	$1,623,635	$36,252	$(12,509)	$—
Voya Intermediate Bond Fund -
Class R6	12,620,315	8,322,601	(8,120,558)	(44,880)	12,777,478	295,489	(293,609)	—
Voya Multi-Manager International
Factors Fund - Class I	990,811	764,627	(773,054)	8,343	990,728	—	34,908	—
Voya VACS Series EME Fund	—	696,549	(184,870)	9,038	520,717	—	(2,869)	—
	$15,127,801	$10,164,213	$(9,338,864)	$(40,593)	$15,912,558	$331,741	$(274,079)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $54,720,562.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,442,594
Gross Unrealized Depreciation	(2,221,344)
Net Unrealized Depreciation	$(778,750)

See Accompanying Notes to Financial Statements

37

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2025 Fund	as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 39.7%
10,498	iShares Core S&P Mid-Cap ETF	$2,688,118	2.9
18,587	iShares Core S&P Small-Cap ETF	1,788,813	1.9
112,021	iShares Core U.S. Aggregate Bond ETF	10,783,141	11.8
105,277	Schwab U.S. TIPS ETF	5,393,341	5.9
78,460	SPDR Portfolio High Yield Bond ETF	1,797,519	2.0
165,818	Vanguard FTSE Developed Markets ETF	7,620,995	8.3
44,210	Vanguard FTSE Emerging Markets ETF	1,796,252	2.0
31,348	Vanguard Long-Term Treasury ETF	1,793,419	2.0
35,233	Vanguard Short-Term Corporate Bond ETF	2,692,506	2.9
	Total Exchange-Traded Funds
	(Cost $37,213,929)	36,354,104	39.7
MUTUAL FUNDS: 60.3%
	Affiliated Investment Companies: 28.7%
384,624	Voya Global Bond Fund - Class R6	2,753,907	3.0
2,211,668	Voya Intermediate Bond Fund - Class R6	18,777,064	20.5
196,308	Voya Multi-Manager International Equity Fund - Class I	1,894,376	2.1
210,491	Voya Multi-Manager International Factors Fund - Class I	1,894,416	2.1
92,150 (1)	Voya VACS Series EME Fund	948,222	1.0
		26,267,985	28.7
	Unaffiliated Investment Companies: 31.6%
571,037	TIAA-CREF S&P 500 Index Fund - Institutional Class	28,865,944	31.6
	Total Mutual Funds (Cost $52,163,600)	55,133,929	60.3
	Total Long-Term Investments
	(Cost $89,377,529)	91,488,033	100.0
	Total Investments in Securities
	(Cost $89,377,529)	$91,488,033	100.0
	Assets in Excess of Other Liabilities	34,568	0.0
	Net Assets	$91,522,601	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

38

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2025 Fund	as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$36,354,104	$—	$—	$36,354,104
Mutual Funds	55,133,929	—	—	55,133,929
Total Investments, at fair value	$91,488,033	$—	$—	$91,488,033

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Global Bond Fund - Class R6	$2,410,483	$660,464	$(288,418)	$(28,622)	$2,753,907	$57,864	$(14,842)	$—
Voya Intermediate Bond Fund -
Class R6	16,090,217	9,098,528	(6,220,121)	(191,560)	18,777,064	376,702	(215,083)	—
Voya Multi-Manager International
Equity Fund - Class I	1,579,117	1,109,321	(829,743)	35,681	1,894,376	—	11,659	—
Voya Multi-Manager International
Factors Fund - Class I	1,579,462	1,125,024	(840,808)	30,738	1,894,416	—	42,564	—
Voya VACS Series EME Fund	—	1,182,188	(246,663)	12,697	948,222	—	(4,970)	—
	$21,659,279	$13,175,525	$(8,425,753)	$(141,066)	$26,267,985	$434,566	$(180,672)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $91,767,613.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$3,557,536
Gross Unrealized Depreciation	(3,837,116)
Net Unrealized Depreciation	$(279,580)

See Accompanying Notes to Financial Statements

39

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2030 Fund	as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 39.5%
18,328	iShares Core S&P Mid-Cap ETF	$4,693,068	4.0
36,506	iShares Core S&P Small-Cap ETF	3,513,337	3.0
146,679	iShares Core U.S. Aggregate Bond ETF	14,119,321	12.0
68,924	Schwab U.S. TIPS ETF	3,530,977	3.0
102,735	SPDR Portfolio High Yield Bond ETF	2,353,659	2.0
217,121	Vanguard FTSE Developed Markets ETF	9,978,881	8.5
57,889	Vanguard FTSE Emerging Markets ETF	2,352,030	2.0
61,571	Vanguard Long-Term Treasury ETF	3,522,477	3.0
30,756	Vanguard Short-Term Corporate Bond ETF	2,350,373	2.0
	Total Exchange-Traded Funds
	(Cost $46,742,666)	46,414,123	39.5
MUTUAL FUNDS: 60.5%
	Affiliated Investment Companies: 25.0%
2,216,208	Voya Intermediate Bond Fund - Class R6	18,815,609	16.0
363,148	Voya Multi-Manager International Equity Fund - Class I	3,504,380	3.0
519,287	Voya Multi-Manager International Factors Fund - Class I	4,673,582	4.0
227,974 (1)	Voya VACS Series EME Fund	2,345,854	2.0
		29,339,425	25.0
	Unaffiliated Investment Companies: 35.5%
823,382	TIAA-CREF S&P 500 Index Fund - Institutional Class	41,621,952	35.5

	Total Mutual Funds
	(Cost $66,166,407)	70,961,377	60.5
	Total Long-Term Investments
	(Cost $112,909,073)	117,375,500	100.0
	Total Investments in Securities
	(Cost $112,909,073)	$117,375,500	100.0
	Assets in Excess of Other Liabilities	47,311	0.0
	Net Assets	$117,422,811	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

40

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2030 Fund	as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$46,414,123	$—	$—	$46,414,123
Mutual Funds	70,961,377	—	—	70,961,377
Total Investments, at fair value	$117,375,500	$—	$—	$117,375,500

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$17,319,192	$9,096,521	$(7,387,670)	$(212,434)	$18,815,609	$410,364	$(291,668)	$—
Voya Multi-Manager International
Equity Fund - Class I	2,999,975	1,446,975	(1,038,456)	95,886	3,504,380	—	12,730	—
Voya Multi-Manager International
Factors Fund - Class I	4,000,844	1,823,610	(1,293,305)	142,433	4,673,582	—	65,852	—
Voya VACS Series EME Fund	—	2,652,242	(340,717)	34,329	2,345,854	—	(8,301)	—
	$24,320,011	$15,019,348	$(10,060,148)	$60,214	$29,339,425	$410,364	$(221,387)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $116,266,497.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,528,226
Gross Unrealized Depreciation	(4,419,223)
Net Unrealized Appreciation	$1,109,003

See Accompanying Notes to Financial Statements

41

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2035 Fund	as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 33.6%
20,079	iShares Core S&P Mid-Cap ETF	$5,141,429	4.0
39,993	iShares Core S&P Small-Cap ETF	3,848,926	3.0
120,518	iShares Core U.S. Aggregate Bond ETF	11,601,063	9.1
112,549	SPDR Portfolio High Yield Bond ETF	2,578,498	2.0
293,828	Vanguard FTSE Developed Markets ETF	13,504,335	10.5
63,418	Vanguard FTSE Emerging Markets ETF	2,576,673	2.0
67,452	Vanguard Long-Term Treasury ETF	3,858,929	3.0
	Total Exchange-Traded Funds
	(Cost $43,457,145)	43,109,853	33.6
MUTUAL FUNDS: 66.4%
	Affiliated Investment Companies: 23.9%
1,963,587	Voya Intermediate Bond Fund - Class R6	16,670,857	13.0
527,386	Voya Multi-Manager International Equity Fund - Class I	5,089,270	3.9
565,552	Voya Multi-Manager International Factors Fund - Class I	5,089,969	4.0
373,294 (1)	Voya VACS Series EME Fund	3,841,195	3.0
		30,691,291	23.9
	Unaffiliated Investment Companies: 42.5%
1,076,860	TIAA-CREF S&P 500 Index Fund - Institutional Class	54,435,257	42.5
	Total Mutual Funds
	(Cost $79,675,714)	85,126,548	66.4
	Total Long-Term Investments
	(Cost $123,132,859)	128,236,401	100.0
	Total Investments in Securities
	(Cost $123,132,859)	$128,236,401	100.0
	Assets in Excess of Other Liabilities	52,860	0.0
	Net Assets	$128,289,261	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

42

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2035 Fund	as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$43,109,853	$—	$—	$43,109,853
Mutual Funds	85,126,548	—	—	85,126,548
Total Investments, at fair value	$128,236,401	$—	$—	$128,236,401

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$13,963,922	$8,890,218	$(5,992,246)	$(191,037)	$16,670,857	$359,035	$(252,371)	$—
Voya Multi-Manager International
Equity Fund - Class I	3,917,518	2,691,946	(1,619,007)	98,813	5,089,270	—	22,039	—
Voya Multi-Manager International
Factors Fund - Class I	3,918,332	2,737,063	(1,674,680)	109,254	5,089,969	—	87,644	—
Voya VACS Series EME Fund	—	4,206,274	(382,116)	17,037	3,841,195	—	(11,315)	—
	$21,799,772	$18,525,501	$(9,668,049)	$34,067	$30,691,291	$359,035	$(154,003)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $126,274,515.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,946,231
Gross Unrealized Depreciation	(3,984,345)
Net Unrealized Appreciation	$1,961,886

See Accompanying Notes to Financial Statements

43

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 31.5%
18,800	iShares Core S&P Mid-Cap ETF	$4,813,928	5.0
39,943	iShares Core S&P Small-Cap ETF	3,844,114	4.0
20,061	iShares Core U.S. Aggregate Bond ETF	1,931,072	2.0
84,307	SPDR Portfolio High Yield Bond ETF	1,931,473	2.0
282,981	Vanguard FTSE Developed Markets ETF	13,005,807	13.5
47,505	Vanguard FTSE Emerging Markets ETF	1,930,128	2.0
50,526	Vanguard Long-Term Treasury ETF	2,890,593	3.0
	Total Exchange-Traded Funds
	(Cost $30,279,697)	30,347,115	31.5
MUTUAL FUNDS: 68.5%
	Affiliated Investment Companies: 21.0%
1,137,402	Voya Intermediate Bond Fund - Class R6	9,656,541	10.0
396,864	Voya Multi-Manager International Equity Fund - Class I	3,829,736	4.0
425,562	Voya Multi-Manager International Factors Fund - Class I	3,830,055	4.0
280,648 (1)	Voya VACS Series EME Fund	2,887,864	3.0
		20,204,196	21.0
	Unaffiliated Investment Companies: 47.5%
903,876	TIAA-CREF S&P 500 Index Fund - Institutional Class	45,690,946	47.5
	Total Mutual Funds (Cost $61,050,989)	65,895,142	68.5
	Total Long-Term Investments
	(Cost $91,330,686)	96,242,257	100.0
	Total Investments in Securities
	(Cost $91,330,686)	$96,242,257	100.0
	Assets in Excess of Other Liabilities	32,320	0.0
	Net Assets	$96,274,577	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

44

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2040 Fund	as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$30,347,115	$—	$—	$30,347,115
Mutual Funds	65,895,142	—	—	65,895,142
Total Investments, at fair value	$96,242,257	$—	$—	$96,242,257

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Intermediate Bond Fund - Class R6	$7,188,428	$5,073,937	$(2,505,105)	$(100,719)	$9,656,541	$190,037	$(94,101)	$—
Voya Multi-Manager International
Equity Fund - Class I	3,140,759	2,288,923	(1,672,266)	72,320	3,829,736	—	17,267	—
Voya Multi-Manager International
Factors Fund - Class I	3,141,405	2,322,088	(1,697,930)	64,492	3,830,055	—	80,091	—
Voya VACS Series EME Fund	—	3,317,299	(438,604)	9,169	2,887,864	—	(10,465)	—
	$13,470,592	$13,002,247	$(6,313,905)	$45,262	$20,204,196	$190,037	$(7,208)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $94,181,541.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,193,960
Gross Unrealized Depreciation	(3,133,244)
Net Unrealized Appreciation	$2,060,716

 See Accompanying Notes to Financial Statements

45

Voya Target	PORTFOLIO OF INVESTMENTS
Retirement 2045 Fund	as of November 30, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 32.5%
20,946	iShares Core S&P Mid- Cap ETF	$5,363,433	5.0
44,503	iShares Core S&P Small-Cap ETF	4,282,969	4.0
93,930	SPDR Portfolio High Yield Bond ETF	2,151,936	2.0
361,993	Vanguard FTSE Developed Markets ETF	16,637,198	15.5
79,391	Vanguard FTSE Emerging Markets ETF	3,225,656	3.0
56,294	Vanguard Long-Term Treasury ETF	3,220,580	3.0
	Total Exchange-Traded Funds
	(Cost $34,578,918)	34,881,772	32.5
MUTUAL FUNDS: 67.5%
	Affiliated Investment Companies: 16.0%
635,433	Voya Intermediate Bond Fund - Class R6	5,394,824	5.0
444,194	Voya Multi-Manager International Equity Fund - Class I	4,286,469	4.0
476,326	Voya Multi-Manager International Factors Fund - Class I	4,286,938	4.0
313,573 (1)	Voya VACS Series EME Fund	3,226,667	3.0
		17,194,898	16.0
	Unaffiliated Investment Companies: 51.5%
1,094,057	TIAA-CREF S&P 500 Index Fund - Institutional Class	55,304,596	51.5
	Total Mutual Funds
	(Cost $66,941,359)	72,499,494	67.5
	Total Long-Term Investments
	(Cost $101,520,277)	107,381,266	100.0
	Total Investments in Securities
	(Cost $101,520,277)	$107,381,266	100.0
	Assets in Excess of Other Liabilities	38,314	0.0
	Net Assets	$107,419,580	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

46

Voya Target Retirement 2045 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$34,881,772	$—	$—	$34,881,772
Mutual Funds	72,499,494	—	—	72,499,494
Total Investments, at fair value	$107,381,266	$—	$—	$107,381,266

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Intermediate Bond Fund -Class R6	$4,106,360	$2,856,914	$(1,517,570)	$(50,880)	$5,394,824	$107,753	$(66,459)	$—
Voya Multi-Manager International
Equity Fund - Class I	3,226,492	2,956,327	(1,968,615)	72,265	4,286,469	—	13,916	—
Voya Multi-Manager International
Factors Fund - Class I	3,227,193	2,993,950	(1,996,473)	62,268	4,286,938	—	90,865	—
Voya VACS Series EME Fund	—	3,724,382	(513,504)	15,789	3,226,667	—	(19,296)	—
	$10,560,045	$12,531,573	$(5,996,162)	$99,442	$17,194,898	$107,753	$19,026	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $104,161,682.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,041,355
Gross Unrealized Depreciation	(2,821,771)
Net Unrealized Appreciation	$3,219,584

See Accompanying Notes to Financial Statements

47

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 30.4%
17,684	iShares Core S&P Mid- Cap ETF	$4,528,165	6.0
31,310	iShares Core S&P Small-Cap ETF	3,013,275	4.0
238,249	Vanguard FTSE Developed Markets ETF	10,949,924	14.4
55,856	Vanguard FTSE Emerging Markets ETF	2,269,429	3.0
39,606	Vanguard Long-Term Treasury ETF	2,265,859	3.0
	Total Exchange-Traded Funds
	(Cost $22,655,579)	23,026,652	30.4
MUTUAL FUNDS: 69.6%
	Affiliated Investment Companies: 16.1%
358,804	Voya Intermediate Bond Fund - Class R6	3,046,250	4.1
314,049	Voya Multi-Manager International Equity Fund - Class I	3,030,569	4.0
420,929	Voya Multi-Manager International Factors Fund - Class I	3,788,362	5.0
221,423 (1)	Voya VACS Series EME Fund	2,278,440	3.0
		12,143,621	16.1
	Unaffiliated Investment Companies: 53.5%
801,398	TIAA-CREF S&P 500 Index Fund - Institutional Class	40,510,659	53.5
	Total Mutual Funds (Cost $48,433,127)	52,654,280	69.6
	Total Long-Term Investments (Cost $71,088,706)	75,680,932	100.0
	Total Investments in Securities (Cost $71,088,706)	$75,680,932	100.0
	Assets in Excess of Other Liabilities	27,777	0.0
	Net Assets	$75,708,709	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

48

Voya Target Retirement 2050 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$23,026,652	$—	$—	$23,026,652
Mutual Funds	52,654,280	—	—	52,654,280
Total Investments, at fair value	$75,680,932	$—	$—	$75,680,932

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Intermediate Bond Fund -Class R6	$2,387,682	$1,417,829	$(726,053)	$(33,208)	$3,046,250	$61,150	$(34,215)	$—
Voya Multi-Manager International
Equity Fund - Class I	2,352,159	1,785,063	(1,163,331)	56,678	3,030,569	—	4,526	—
Voya Multi-Manager International
Factors Fund - Class I	2,940,762	2,241,017	(1,463,069)	69,652	3,788,362	—	60,062	—
Voya VACS Series EME Fund	—	2,627,254	(356,519)	7,705	2,278,440	—	(12,721)	—
	$7,680,603	$8,071,163	$(3,708,972)	$100,827	$12,143,621	$61,150	$17,652	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $73,026,828.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,713,016
Gross Unrealized Depreciation	(2,058,912)
Net Unrealized Appreciation	$2,654,104

See Accompanying Notes to Financial Statements

49

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 30.1%
15,832	iShares Core S&P Mid- Cap ETF	$4,053,942	6.0
28,030	iShares Core S&P Small-Cap ETF	2,697,607	4.0
205,936	Vanguard FTSE Developed Markets ETF	9,464,819	14.1
50,004	Vanguard FTSE Emerging Markets ETF	2,031,662	3.0
35,457	Vanguard Long-Term Treasury ETF	2,028,495	3.0
	Total Exchange-Traded Funds
	(Cost $20,000,690)	20,276,525	30.1
MUTUAL FUNDS: 69.9%
	Affiliated Investment Companies: 16.4%
238,708	Voya Intermediate Bond Fund - Class R6	2,026,630	3.0
312,392	Voya Multi-Manager International Equity Fund - Class I	3,014,585	4.5
372,282	Voya Multi-Manager International Factors Fund - Class I	3,350,539	4.9
261,978 (1)	Voya VACS Series EME Fund	2,695,755	4.0
		11,087,509	16.4
	Unaffiliated Investment Companies: 53.5%
713,297	TIAA-CREF S&P 500 Index Fund - Institutional Class	36,057,153	53.5
	Total Mutual Funds
	(Cost $43,246,819)	47,144,662	69.9
	Total Long-Term Investments
	(Cost $63,247,509)	67,421,187	100.0
	Total Investments in Securities
	(Cost $63,247,509)	$67,421,187	100.0
	Assets in Excess of Other Liabilities	24,515	0.0
	Net Assets	$67,445,702	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

50

Voya Target Retirement 2055 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$20,276,525	$—	$—	$20,276,525
Mutual Funds	47,144,662	—	—	47,144,662
Total Investments, at fair value	$67,421,187	$—	$—	$67,421,187

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Intermediate Bond Fund -Class R6	$1,937,441	$1,282,174	$(1,186,593)	$(6,392)	$2,026,630	$49,926	$(72,787)	$—
Voya Multi-Manager International
Equity Fund - Class I	2,139,814	2,060,543	(1,248,535)	62,763	3,014,585	—	(113)	—
Voya Multi-Manager International
Factors Fund - Class I	2,378,123	2,244,169	(1,332,612)	60,859	3,350,539	—	54,347	—
Voya VACS Series EME Fund	—	3,068,774	(377,259)	4,240	2,695,755	—	(14,764)	—
	$6,455,378	$8,655,660	$(4,144,999)	$121,470	$11,087,509	$49,926	$(33,317)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $64,750,577.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$4,248,066
Gross Unrealized Depreciation	(1,577,456)
Net Unrealized Appreciation	$2,670,610

See Accompanying Notes to Financial Statements

51

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 28.5%
8,806	iShares Core S&P Mid- Cap ETF	$2,254,864	6.0
15,591	iShares Core S&P Small-Cap ETF	1,500,478	4.0
102,277	Vanguard FTSE Developed Markets ETF	4,700,651	12.5
27,814	Vanguard FTSE Emerging Markets ETF	1,130,083	3.0
19,722	Vanguard Long-Term Treasury ETF	1,128,295	3.0
	Total Exchange-Traded Funds
	(Cost $10,467,507)	10,714,371	28.5
MUTUAL FUNDS: 71.5%
	Affiliated Investment Companies: 18.0%
133,208	Voya Intermediate Bond Fund - Class R6	1,130,937	3.0
193,937	Voya Multi-Manager International Equity Fund - Class I	1,871,495	5.0
249,579	Voya Multi-Manager International Factors Fund - Class I	2,246,207	6.0
146,130 (1)	Voya VACS Series EME Fund	1,503,675	4.0
		6,752,314	18.0
	Unaffiliated Investment Companies: 53.5%
397,513	TIAA-CREF S&P 500 Index Fund - Institutional Class	20,094,269	53.5
	Total Mutual Funds
	(Cost $24,495,364)	26,846,583	71.5
	Total Long-Term Investments
	(Cost $34,962,871)	37,560,954	100.0
	Total Investments in Securities
	(Cost $34,962,871)	$37,560,954	100.0
	Assets in Excess of Other Liabilities	11,454	0.0
	Net Assets	$37,572,408	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

52

Voya Target Retirement 2060 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,714,371	$—	$—	$10,714,371
Mutual Funds	26,846,583	—	—	26,846,583
Total Investments, at fair value	$37,560,954	$—	$—	$37,560,954

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Intermediate Bond Fund -Class R6	$873,227	$556,260	$(291,955)	$(6,595)	$1,130,937	$22,539	$(18,479)	$—
Voya Multi-Manager International
Equity Fund - Class I	1,430,382	899,373	(503,222)	44,962	1,871,495	—	(4,879)	—
Voya Multi-Manager International
Factors Fund - Class I	1,716,748	1,065,315	(597,369)	61,512	2,246,207	—	17,710	—
Voya VACS Series EME Fund	—	1,741,196	(240,735)	3,214	1,503,675	—	(10,182)	—
	$4,020,357	$4,262,144	$(1,633,281)	$103,093	$6,752,314	$22,539	$(15,830)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $36,050,734.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$2,640,827
Gross Unrealized Depreciation	(1,130,607)
Net Unrealized Appreciation	$1,510,220

See Accompanying Notes to Financial Statements

53

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
EXCHANGE-TRADED FUNDS: 28.4%
2,618	iShares Core S&P Mid- Cap ETF	$670,365	6.0
4,636	iShares Core S&P Small-Cap ETF	446,169	4.0
32,842	Vanguard FTSE Developed Markets ETF	1,509,418	13.4
5,513	Vanguard FTSE Emerging Markets ETF	223,993	2.0
5,864	Vanguard Long-Term Treasury ETF	335,480	3.0
	Total Exchange-Traded Funds
	(Cost $3,070,994)	3,185,425	28.4
MUTUAL FUNDS: 71.6%
	Affiliated Investment Companies: 17.1%
26,615	Voya Intermediate Bond Fund - Class R6	225,959	2.1
58,108	Voya Multi-Manager International Equity Fund - Class I	560,738	5.0
74,771	Voya Multi-Manager International Factors Fund - Class I	672,936	6.0
43,690 (1)	Voya VACS Series EME Fund	449,573	4.0
		1,909,206	17.1
	Unaffiliated Investment Companies: 54.5%
120,897	TIAA-CREF S&P 500 Index Fund - Institutional Class	6,111,351	54.5
	Total Mutual Funds
	(Cost $7,333,481)	8,020,557	71.6
	Total Long-Term Investments
	(Cost $10,404,475)	11,205,982	100.0
	Total Investments in Securities
	(Cost $10,404,475)	$11,205,982	100.0
	Assets in Excess of Other Liabilities	5,053	0.0
	Net Assets	$11,211,035	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

54

Voya Target Retirement 2065 Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2023 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of November 30, 2023 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant	Fair Value
	for Identical	Observable	Unobservable	at
	Investments	Inputs	Inputs	November 30,
	(Level 1)	(Level 2)	(Level 3)	2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,185,425	$—	$—	$3,185,425
Mutual Funds	8,020,557	—	—	8,020,557
Total Investments, at fair value	$11,205,982	$—	$—	$11,205,982

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended November 30, 2023, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 5/31/2023	at Cost	at Cost	(Depreciation)	11/30/2023	Income	(Losses)	Distributions
Voya Intermediate Bond Fund -Class R6	$271,404	$115,569	$(162,134)	$1,120	$225,959	$6,127	$(11,786)	$—
Voya Multi-Manager International
Equity Fund - Class I	443,520	450,225	(357,398)	24,391	560,738	—	(8,941)	—
Voya Multi-Manager International
Factors Fund - Class I	532,402	684,817	(563,542)	19,259	672,936	—	9,814	—
Voya VACS Series EME Fund	—	627,920	(185,554)	7,207	449,573	—	(7,843)	—
	$1,247,326	$1,878,531	$(1,268,628)	$51,977	$1,909,206	$6,127	$(18,756)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At November 30, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $10,580,274.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$812,219
Gross Unrealized Depreciation	(186,511)
Net Unrealized Appreciation	$625,708

See Accompanying Notes to Financial Statements

55

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT

At a meeting held on November 16, 2023, the Board of Trustees (“Board”) of Voya Separate Portfolios Trust (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the investment management and sub-advisory contracts, and who are not “interested persons” of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to each Fund (the “Sub-Adviser”), for an additional one-year period ending November 30, 2024.

In addition to the Board meeting on November 16, 2023, the Independent Trustees also held meetings outside the presence of representatives of the Manager and Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 9, 2023 and November 14, 2023. At those meetings, the Board members reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other relevant matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.

The Board has established a Contracts Committee and two Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund (assigned to that IRC) to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.

The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant to the contracts renewal process for the Voya funds. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.

The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation based on the information that was provided. In such cases, the omission of any such information was determined to not be material to the Board’s considerations.

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration.

Nature, Extent and Quality of Services

The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.

The Board considered the “manager-of-managers”

56

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

structure of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the Sub-Adviser’s investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing due diligence and oversight with respect to the sub-advisers and to recommend appropriate changes in investment strategies, sub-advisers, or allocation among sub-advisers in an effort to improve a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group that reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.

Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating, among other related matters, whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are complied with on a consistent basis.

The Board considered the portfolio management team assigned by the Sub-Adviser to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Funds.

Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.

Fund Performance

In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar, Inc. (an independent provider of mutual fund data) category and primary benchmark, a broad-based securities market index. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.

Economies of Scale

When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board also considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions.

Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients

The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.

Fee Schedules, Profitability, and Fall-out Benefits

The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group and which additional services the Manager pays for on behalf of the Funds under the “bundled fee” arrangement in return for a single management fee. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager proposed any changes thereto. For each Fund, the Board separately determined that the fees payable to the Manager and the

57

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.

For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliates in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager.

Although the Methodology Guide establishes a framework for profit calculation by the Manager and its affiliated Sub-Adviser, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability. The Board also recognized that the information presented may not portray all of the costs borne by the Manager or reflect all of the risks associated with offering and managing a mutual fund complex in the current regulatory and market environment, including entrepreneurial, regulatory, legal and operational risks.

The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.

Fund-by-Fund Analysis

Set forth below are certain of the specific factors that the

Board considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The performance data provided to the Board primarily was for various periods ended March 31, 2023. In addition, the Board also considered at its October 9, 2023, November 14, 2023, and/or November 16, 2023 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.

Voya Target In-Retirement Fund

In considering whether to approve the renewal of the Contracts for Voya Target In-Retirement Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date period, the second quintile for the three-year and ten-year periods, the third quintile for the five-year period, and the fourth quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the one-year and five-year periods, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Voya Target Retirement 2025 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2025 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date and three-year periods, the third quintile for the five-year and ten-year periods, and the fifth quintile for the one-year period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date period, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Voya Target Retirement 2030 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2030 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year period, the second quintile for the year-to-date period, the third quintile for the five-year and ten-year periods, and the fifth quintile for the one-year period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and three-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Voya Target Retirement 2035 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2035 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year period, the second quintile for the year-to-date, five-year and ten-year periods, and the fifth quintile for the one-year period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and three-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Voya Target Retirement 2040 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2040 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date and three-year periods, the second quintile for the five-year and ten-year periods, and the fourth quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Voya Target Retirement 2045 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2045 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year and five-year periods, the second quintile for the year-to-date and ten-year periods, and the fourth quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Voya Target Retirement 2050 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2050 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year period, the second quintile for the year-to-date, five-year and ten-year periods, and the fourth quintile for the one-year period; and (2) the Fund underperformed its primary benchmark all periods presented, except the year-to-date and three-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Voya Target Retirement 2055 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2055 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year period, the second quintile for the year-to-date, five-year and ten-year periods, and the fourth quintile for the one-year period; and (2) the Fund underperformed its primary benchmark for all periods presented, with the exception of the year-to-date and three-year periods, during which it outperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Voya Target Retirement 2060 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2060 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the first quintile of its Morningstar category for the three-year period, the second quintile for the year-to-date and five-year periods, and the fourth quintile for the one-year period;

and (2) the Fund outperformed its primary benchmark for all periods presented, with the exception of the one-year period, during which it underperformed.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Voya Target Retirement 2065 Fund

In considering whether to approve the renewal of the Contracts for Voya Target Retirement 2065 Fund, the Board considered that, based on performance data for the periods ended March 31, 2023: (1) the Fund is ranked in the second quintile of its Morningstar category for the year-to-date period and the third quintile for the one-year period; and (2) the Fund outperformed its primary benchmark for the year-to-date period and underperformed for the one-year period. In analyzing this performance data, the Board took into account that the Fund commenced operations in August 2020, and therefore had a limited operating history for the purpose of analyzing its performance.

In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual

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ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the first quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is below the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account that, as reflected in the AFFE, the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests.

Board Conclusions

After its deliberation, the Board concluded that, in its business judgment, the terms of the Contracts are fair and reasonable to each Fund and that approval of the continuation of the Contracts is in the best interests of each Fund and its shareholders. In doing so, the Board reviewed all factors it considered to be material, including those discussed above. Within the context of its overall conclusions regarding the Contracts, and based on the information provided and management’s related representations, the Board concluded that it was satisfied with management’s responses relating to each Fund’s investment performance and the fees payable under the Contracts. During this renewal process, each Board member may have accorded different weight to various factors in reaching his or her conclusions. Based on these conclusions and other factors, the Board voted to renew the Contracts for each Fund for the year ending November 30, 2024.

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	169172 (1123)

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: February 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: February 5, 2024

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: February 5, 2024